UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5823

DOMINI INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

180 Maiden Lane, Suite 1302, New York, New York 10038

(Address of Principal Executive Offices)

Carole M. Laible

Domini Impact Investments LLC

180 Maiden Lane, Suite 1302

New York, New York 10038

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2024

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Semi-Annual Report 2024 January 31, 2024 (Unaudited) Domini Impact Equity FundSM Domini International Opportunities FundSM Domini Sustainable Solutions FundSM Domini Impact International Equity FundSM Domini Impact Bond FundSM

Thousands of starfish washed ashore. A little girl began placing them back in the water so they wouldn’t die. “Don’t bother, dear,” her mother said, “it won’t make a difference.” The girl stopped for a moment and looked at the starfish in her hand. “It will make a difference to this one.” Sign up for Domini news and impact updates at domini.com/subscribe

TABLE OF CONTENTS

2	Letter to Shareholders

4	Asking Questions, Changing Companies

Fund Performance and Holdings

7	Domini Impact Equity Fund

17	Domini International Opportunities Fund

30	Domini Sustainable Solutions Fund

35	Domini Impact International Equity Fund

46	Domini Impact Bond Fund

65	Expense Example

Financial Statements

68	Domini Impact Equity Fund

69	Domini International Opportunities Fund

70	Domini Sustainable Solutions Fund

71	Domini Impact International Equity Fund

112	Domini Impact Bond Fund

135	Proxy Voting Information

135	Quarterly Portfolio Schedule Information

LETTER TO SHAREHOLDERS

Dear Fellow Shareholder,

Ecological sustainability and universal human dignity have been our twin goals since 1991 when we launched. These goals were born out of our belief that investing could be used to provide financial returns, while also helping to build a better future for all. Some might be overwhelmed by this vision, or “dream” as it was considered at the time. But we felt that if we could prove that it is possible to make a profit without destroying our precious planet and citizens, this approach would certainly have the power to help reshape the future.

Our first order of business was corporate disclosure on matters not covered in the financial statements. This meant contacting individual companies and asking for data related to their environmental practices, employment policies, community relations, supply chain information, to name just a few. Back in 1991, few investors were asking these questions, but the related activities certainly had an impact on both our lives and our portfolio returns. With this non-traditional data, we could compare companies and select those we believed were forward-looking, well managed and expected to thrive.

As the years progressed, disclosure improved. Business management expert Peter Drucker became widely known for the concept that “what gets measured gets managed”. This simple statement summarizes the belief that action, and change is more likely with data. This coupled with our steadfast commitment beautifully described by the wise ancient proverb that “it is better to light a single candle than curse the darkness.” By lighting a candle through requesting disclosure and promoting action and change through data, we sowed the seeds of responsible investing.

This period, our essay is an excerpt from Amy’s book “Thoughts on People, Planet, and Profit.” The essay “Asking Questions, Changing Companies,” emphasizes the importance of disclosure and corporate sustainability reports. It was first published in June 2008 and still holds true today. We believe our early work helped result in today’s sustainability reports.

Data provided through disclosure is the backbone of impact investing. The application of environmental and social standards in the investment process can help build better investment portfolios, send a signal to corporate leaders about investor preferences and concerns, and promote change where needed.

As of 2022, the Governance & Accountability Institute, a leading consulting and research firm on corporate sustainability and ESG, reported that 96% of S&P 500 companies publish corporate sustainability reports, according to their “2022 Sustainability Reporting in Focus” report. This is a significant increase from just 20% in 2011, and we attribute this remarkable progress to one factor: investors who care. It was responsible investors, those who were committed to aligning their dollars for the well-being of people, planet, and profit, that created the momentum for transparency, disclosure, and the good that results.

We express our sincere gratitude to our investors for entrusting us to light the candle on their behalf. We hope you take satisfaction in reading our essay and from knowing that you are part of the journey. Our community of caring investors has helped to build a different approach to investing, one in which Wall Street and Main Street converge and work together to “Invest for Good.”

In closing, we are sad to report this will be our last financial report which includes a letter to shareholder and thematic essay. Mutual fund financial reporting regulations have changed. New rules are quite prescriptive and do not allow for the inclusion of additional materials. To stay up to date with the work we do on your behalf, please visit domini.com. We also encourage you to sign up for our quarterly impact updates at domini.com/subscribe.

Carole Laible CEO	Amy Domini Founder and Chair

ASKING QUESTIONS, CHANGING COMPANIES

Originally published October 2008

In this essay, Amy Domini discusses how investor demand for ethical practices has shifted the idea of corporate social responsibility from solely focusing on profit to considering social and environmental factors. Amy emphasizes the importance of accountability and proactive engagement from CEOs in addressing these concerns.

In 1970, The New York Times Magazine published an article by economist, Milton Friedman, the title of which elegantly summarized its most salient point: “The Social Responsibility of Business Is to Increase Its Profits.” In the years since, he and many others have continued to assert that there’s no need for investors to consider social and environmental factors, adding that the misguided pursuit of “corporate social responsibility” completely missed the point of free-market capitalism.

Though “free market” ideologues continue to make this argument, the business world has changed markedly. It’s widely accepted these days that corporate social responsibility (a concept so institutionalized it’s known by its acronym: CSR) involves far more than maximizing earnings. This change has come about mainly because investors have begun to consider social and environmental factors seriously when they make their investment decisions.

Like so many people, I prefer to invest in companies whose business practices promote human dignity and environmental protection. We do this because companies that respect the environment and their employees tend to be well-managed, and over the long term this can translate into strong financial performance.

Every business has an impact far beyond the CEO’s office and faces a multitude of decisions relating to social and environmental issues. When investors incorporate that impact, we build an infrastructure for understanding and evaluating corporate behavior.

But this isn’t a passive process of evaluation. By asking the hard questions and communicating with companies about the ways we expect them to behave, we help redefine the role they play in our society.

When communities were devastated because of decisions made by executives in the past, protests and fines often prompted action. But did those executives hear from their shareholders — their bosses? No. Shareholders only asked how much money they made that quarter.

Social investors are now setting the standard for social and environmental reporting and performance, much as an earlier generation of analysts set expectations and created standards for corporate financial reporting. Today, thousands of companies around the world respond to our questions about their business decisions. They publish CSR reports, maintain websites touting their ethics, and provide data to back up their claims.

Many would say this is simply public relations, or “greenwashing.” And some of it is. But these reports are also something far more important. They’re conversation starters. They’re accountability tools.

When a CEO signs off on a financial report, she asks questions. “Why did our numbers improve here, but not here? What will next year’s report look like? Can we do better next time?” If she doesn’t ask, there’s sure to be a member of the board, or an angry shareholder, who will.

Every time a CEO signs off on a sustainability report, you can be sure the same kinds of questions are being asked. “What can I tell the press about this child labor violation on page 23? How do I explain this decrease in toxic emissions to analysts? Can we double that next year?”

Milton Friedman, who died in 1996 at the age of 94, lived long enough to observe, if not appreciate, a sea of change in corporate culture. After all these years, smart companies came to understand that the social responsibility of business means so much more than increasing profits. Shareholders are asking the companies about the way they treat people and the planet. And if CEOs don’t they’ll hear about it.

By asking the hard questions and communicating with companies about the ways we expect them to behave, we help redefine the role they play in our society.

An investment in the Domini Funds is not a bank deposit and is not insured. Investing involves risk, including possible loss of principal. The market value of Fund investments will fluctuate.

An investment in the Domini Funds is not a bank deposit and is not insured. Investing involves risk, including possible loss of principal. The market value of Fund investments will fluctuate. The Domini Impact Equity Fund is subject to certain risks including impact investing, portfolio management, information, market, mid-to large cap companies’, and small-cap companies’ risks.The Domini International Opportunities Fund is subject to certain risks including foreign investing, geographic focus, country, currency, impact investing, and portfolio management risks. The Domini Sustainable Solutions Fund is subject to certain risks including sustainable investing, portfolio management, information, market, mid-to large-cap companies’ and small-cap companies’ risks. The Domini Impact International Equity Fund is subject to certain risks including foreign investing and emerging markets, geographic focus, country, currency, impact investing, portfolio management, and quantitative investment approach risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. These risks may be heightened in connection with investments in emerging market countries. The Domini Impact Bond Fund is subject to certain risks including impact investing, portfolio management, style, information, market, interest rate and credit risks.

The Adviser’s evaluation of environmental and social factors in its investment selections and the timing of the Subadviser’s implementation of the Adviser’s investment selections will affect a Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of a Fund depending on whether such investments are in or out of favor. The value of your investment may decrease if the Adviser’s or Subadviser’s judgement about Fund investments does not produce the desired results. A Fund may forego some investment opportunities including investments in certain market sectors that are available to funds that do not consider environmental and social factors in their investment selections. There is a risk that information used by the Adviser to evaluate environmental and social factors, may not be readily available or complete, which could negatively impact the Adviser’s ability to evaluate such factors and Fund performance.

This report is not authorized for distribution to prospective investors of the Domini Funds referenced herein unless preceded or accompanied by a current prospectus for the relevant Fund. Nothing herein is to be considered a recommendation concerning the merits of any noted company, or an offer of sale or solicitation of an offer to buy shares of any Fund or company referenced herein. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

Carefully consider the Funds’ investment objectives, risk factors and charges and expenses before investing. This and other important information can be found in the Funds’ prospectus, which may be obtained by calling 1-800-582-6757 or at domini.com. The Domini Funds are only offered for sale in the United States. DSIL Investment Services LLC, Distributor, Member FINRA. Domini Impact Investments LLC is the Funds’ Adviser. The Funds are subadvised by unafilliated entities. 4/24

DOMINI IMPACT EQUITY FUND

Fund Performance and Holdings

The table and bar chart below provide information as of January 31, 2024, about the ten largest holdings of the Domini Impact Equity Fund and its portfolio holdings by industry sector:

TEN LARGEST HOLDING (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

Microsoft Corp	8.6%	Tesla, Inc.	1.7%

Apple, Inc.	7.9%	Broadcom, Inc.	1.6%

Alphabet, Inc. Class A	4.5%	Visa, Inc A Shares	1.4%

NVIDIA Corp	4.4%	Novo Nordisk A/S	1.3%

Amazon.com, Inc.	4.1%	Mastercard, Inc. Class A	1.2%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Fund’s Portfolio of Investments as of 1/31/2024, included herein. The composition of the Fund’s portfolio is subject to change.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

DOMINI IMPACT EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS as of 1/31/2024 (Unaudited)	Investor shares	Class A shares (with 4.75% maximum Sales Charge)	Class A shares (without Sales Charge)	Institutional shares	Class Y shares	S&P 500

1 Year	21.45%	15.55%	21.32%	21.82%	21.67%	20.82%

5 Year	13.51%	12.36%	13.46%	13.88%	13.80%	14.30%

10 Year	9.95%	9.38%	9.91%	10.32%	10.25%	12.62%

NOTE: The Fund’s current investment strategy commenced on December 1, 2018, with SSGA Funds Management, Inc as its subadviser. Performance information for periods prior to December 1, 2018, reflects the investment strategies employed during those periods.

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2023, the Fund’s annual operating expenses totaled 1.00% and 0.71% (gross and net) for Investor and Institutional shares, respectively, and 1.34%/1.09% and 0.95%/0.80% (gross/net) for Class A and Class Y shares, respectively. The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Class A, Institutional, and Class Y share expenses to 1.09%, 1.09%, 0.74% and 0.80%, respectively. These expense limitations are in effect through November 30, 2024, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, impact investing, portfolio management, information, market, mid-to large-cap companies, and small-cap companies risks. You may lose money.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in an index.

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

SECURITY	SHARES	VALUE
Long Term Investments – 98.7%
Common Stocks – 98.7%
Communication Services – 8.3%
Alphabet, Inc., Class A (a)	321,600	$45,056,160
AT&T, Inc.	239,585	4,238,259
Charter Communications, Inc., Class A (a)	3,158	1,170,702
Comcast Corp., Class A	133,521	6,214,067
Netflix, Inc. (a)	14,438	8,144,620
New York Times Co. (The), Class A	62,327	3,026,599
Rogers Communications, Inc., Class B	13,300	621,243
TELUS Corp.	47,994	859,093
T-Mobile US, Inc.	17,900	2,886,017
Verizon Communications, Inc.	129,795	5,496,818
Walt Disney Co. (The)	60,993	5,858,378

		83,571,956

Consumer Discretionary – 10.3%
Amazon.com, Inc. (a)	264,380	41,031,776
Aptiv PLC (a)	9,200	748,236
Best Buy Co., Inc.	6,349	460,239
BorgWarner, Inc.	7,900	267,810
Chipotle Mexican Grill, Inc. (a)	917	2,208,842
Cie Generale des Etablissements Michelin SCA ADR	45,700	757,706
eBay, Inc.	17,700	726,939
Etsy, Inc. (a)	11,347	755,256
Ford Motor Co.	131,800	1,544,696
Garmin, Ltd.	5,046	602,947
Home Depot, Inc. (The)	33,451	11,806,865
Levi Strauss & Co., Class A	85,684	1,394,935
Lowe’s Cos., Inc.	19,241	4,095,254
Lucid Group, Inc. (a)	29,500	99,710
MercadoLibre, Inc. (a)	1,623	2,778,268
NIKE, Inc., Class B	40,449	4,106,787
NIO, Inc. ADR (a)	48,700	273,694
Rivian Automotive, Inc., Class A (a)	26,200	401,122
Sony Group Corp. ADR	37,455	3,661,226
Starbucks Corp.	37,267	3,466,949
Tapestry, Inc.	8,000	310,320
Tesla, Inc. (a)	92,399	17,305,409
TJX Cos., Inc.	38,300	3,635,053
Ulta Beauty, Inc. (a)	1,598	802,276
VF Corp.	11,800	194,228
Williams-Sonoma, Inc.	2,100	406,119

		103,842,662

Consumer Staples – 6.0%
Campbell Soup Co.	6,491	289,693
Church & Dwight Co., Inc.	8,212	819,968
Clorox Co. (The)	4,000	581,000
Colgate-Palmolive Co.	27,525	2,317,605

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

SECURITY	SHARES	VALUE

Consumer Staples (Continued)
Costco Wholesale Corp.	14,703	$10,216,821
Dollar General Corp.	7,400	977,318
elf Beauty, Inc. (a)	4,398	701,613
Estee Lauder Cos., Inc. (The), Class A	7,277	960,491
General Mills, Inc.	19,499	1,265,680
Haleon PLC ADR	104,225	854,645
JM Smucker Co. (The)	3,346	440,166
Keurig Dr Pepper, Inc.	33,700	1,059,528
Kimberly-Clark Corp.	11,218	1,357,041
Kraft Heinz Co. (The)	26,423	981,086
Kroger Co. (The)	22,011	1,015,588
Lamb Weston Holdings, Inc.	4,800	491,712
L’Oreal SA ADR	40,400	3,862,240
McCormick & Co., Inc.	8,800	599,808
Mondelez International, Inc., Class A	45,447	3,420,796
PepsiCo, Inc.	45,831	7,723,898
Procter & Gamble Co. (The)	78,625	12,355,133
Sysco Corp.	16,803	1,359,867
Target Corp.	15,351	2,135,017
Unilever PLC ADR	82,285	4,006,457
Walgreens Boots Alliance, Inc.	23,048	520,193

		60,313,364

Financials – 12.4%
Aflac, Inc.	19,515	1,645,895
AGNC Investment Corp.	22,400	212,352
Allstate Corp.	8,500	1,319,625
American Express Co.	17,748	3,562,734
Annaly Capital Management, Inc.	17,375	333,426
Aon PLC, Class A	6,500	1,939,795
Banco do Brasil SA ADR	47,900	544,144
Bank of America Corp.	228,754	7,779,924
Bank of Montreal	23,331	2,197,314
Bank of New York Mellon Corp. (The)	25,500	1,414,230
Bank of Nova Scotia (The)	38,766	1,812,311
BlackRock, Inc.	4,586	3,550,986
Brown & Brown, Inc.	7,900	612,724
Canadian Imperial Bank of Commerce	30,200	1,364,436
Capital One Financial Corp.	12,118	1,639,808
Cboe Global Markets, Inc.	3,600	661,860
Charles Schwab Corp. (The)	48,178	3,031,360
Chubb, Ltd.	13,587	3,328,815
Cincinnati Financial Corp.	5,111	566,299
Citigroup, Inc.	62,008	3,482,989
CME Group, Inc.	11,998	2,469,668
Comerica, Inc.	4,154	218,417
Commerce Bancshares, Inc.	4,079	212,597
Discover Financial Services	8,200	865,264
DNB Bank ASA ADR	28,740	557,556

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

SECURITY	SHARES	VALUE

Financials (Continued)
Equitable Holdings, Inc.	11,600	$379,204
Everest Group, Ltd.	1,400	538,958
FactSet Research Systems, Inc.	1,300	618,696
Fifth Third Bancorp	21,956	751,773
Fiserv, Inc. (a)	19,800	2,809,026
Hartford Financial Services Group, Inc. (The)	9,993	868,991
Huntington Bancshares, Inc.	46,000	585,580
Intercontinental Exchange, Inc.	19,095	2,431,366
Invesco, Ltd.	13,803	218,502
KeyCorp	30,900	448,977
London Stock Exchange Group PLC ADR	57,200	1,617,616
M&T Bank Corp.	5,400	745,740
MarketAxess Holdings, Inc.	1,200	270,612
Marsh & McLennan Cos., Inc.	16,530	3,204,175
Mastercard, Inc., Class A	27,652	12,422,108
MetLife, Inc.	19,000	1,317,080
Moody’s Corp.	5,271	2,066,443
Morgan Stanley	41,759	3,643,055
MSCI, Inc.	2,568	1,537,256
Nasdaq, Inc.	13,400	774,118
Northern Trust Corp.	6,600	525,624
PayPal Holdings, Inc. (a)	36,100	2,214,735
PNC Financial Services Group, Inc. (The)	13,249	2,003,381
Principal Financial Group, Inc.	8,000	632,800
Progressive Corp. (The)	19,558	3,486,214
Prudential Financial, Inc.	12,061	1,265,561
Raymond James Financial, Inc.	6,250	688,625
Regions Financial Corp.	31,028	579,293
Remitly Global, Inc. (a)	43,174	740,002
S&P Global, Inc.	10,558	4,733,679
T Rowe Price Group, Inc.	7,311	792,878
Toronto-Dominion Bank (The)	58,117	3,529,445
Travelers Cos., Inc. (The)	7,616	1,609,718
Truist Financial Corp.	44,202	1,638,126
US Bancorp	51,316	2,131,667
Visa, Inc., A Shares	52,500	14,346,150
W R Berkley Corp.	6,400	524,032
WEX, Inc. (a)	1,316	268,977

		124,284,712

Health Care – 13.0%
AbbVie, Inc.	59,052	9,708,149
Agilent Technologies, Inc.	9,800	1,274,980
Alcon, Inc.	16,962	1,274,016
Align Technology, Inc. (a)	2,400	641,568
Alnylam Pharmaceuticals, Inc. (a)	4,100	708,931
Amgen, Inc.	17,919	5,631,225
AstraZeneca PLC ADR	100,500	6,697,320
Becton Dickinson and Co.	9,751	2,328,636

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

SECURITY	SHARES	VALUE

Health Care (Continued)
Biogen, Inc. (a)	4,867	$1,200,494
BioMarin Pharmaceutical, Inc. (a)	6,300	554,904
Bio-Rad Laboratories, Inc., Class A (a)	700	224,623
Bio-Techne Corp.	5,200	365,664
Bristol-Myers Squibb Co.	68,301	3,337,870
Catalent, Inc. (a)	5,500	284,020
Cooper Cos., Inc. (The)	1,600	596,848
CSL, Ltd. ADR	32,100	3,149,973
Danaher Corp.	22,615	5,425,565
DENTSPLY SIRONA, Inc.	6,416	222,956
DexCom, Inc. (a)	9,873	1,198,089
Edwards Lifesciences Corp. (a)	20,072	1,575,050
GE HealthCare Technologies, Inc.	13,200	968,352
Genmab A/S ADR (a)	21,600	596,376
Gilead Sciences, Inc.	41,746	3,267,042
GSK PLC ADR	68,500	2,701,640
Halozyme Therapeutics, Inc. (a)	47,286	1,600,631
Henry Schein, Inc. (a)	4,200	314,328
Hologic, Inc. (a)	53,882	4,010,976
IDEXX Laboratories, Inc. (a)	2,719	1,400,503
Illumina, Inc. (a)	5,349	764,960
Incyte Corp. (a)	6,300	370,251
Inspire Medical Systems, Inc. (a)	5,173	1,090,831
Insulet Corp. (a)	2,300	439,001
Intuitive Surgical, Inc. (a)	11,700	4,425,174
Ionis Pharmaceuticals, Inc. (a)	4,400	226,116
Lonza Group AG ADR	25,200	1,233,792
Masimo Corp. (a)	1,700	219,198
Merck & Co., Inc.	84,535	10,210,137
Merck KGaA ADR	21,800	717,482
Mettler-Toledo International, Inc. (a)	690	826,061
Moderna, Inc. (a)	11,300	1,141,865
Neurocrine Biosciences, Inc. (a)	3,100	433,287
Novo Nordisk A/S ADR	113,456	13,017,941
Organon & Co.	39,487	657,459
Pfizer, Inc.	189,270	5,125,432
Qiagen NV (a)	7,372	321,862
Quest Diagnostics, Inc.	3,715	477,117
Regeneron Pharmaceuticals, Inc. (a)	3,496	3,295,959
ResMed, Inc.	4,846	921,709
Revvity, Inc.	4,000	428,720
Sanofi SA ADR	76,016	3,793,198
Siemens Healthineers AG ADR	17,900	498,873
STERIS PLC	3,300	722,535
Stryker Corp.	11,428	3,833,865
Takeda Pharmaceutical Co., Ltd. ADR	103,200	1,506,720
Teleflex, Inc.	1,500	364,245
Thermo Fisher Scientific, Inc.	12,788	6,892,476
Veeva Systems, Inc., Class A (a)	4,406	913,848
Vertex Pharmaceuticals, Inc. (a)	8,643	3,745,703
Waters Corp. (a)	1,963	623,665

		130,500,211

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

SECURITY	SHARES	VALUE
Industrials – 6.9%
Allegion PLC	2,900	$359,281
AO Smith Corp.	4,100	318,201
Assa Abloy AB ADR	64,742	885,347
Atlas Copco AB, Class A ADR	136,200	2,180,562
Automatic Data Processing, Inc.	13,768	3,383,899
Brambles, Ltd. ADR	23,000	440,450
Carrier Global Corp.	28,200	1,542,822
Central Japan Railway Co. ADR	57,800	718,454
CH Robinson Worldwide, Inc.	3,800	319,542
Cintas Corp.	2,868	1,733,907
Comfort Systems USA, Inc.	4,847	1,054,077
Copart, Inc. (a)	29,000	1,393,160
Cummins, Inc.	4,741	1,134,521
Deere & Co.	8,845	3,481,215
Donaldson Co., Inc.	4,000	258,360
Emerson Electric Co.	19,026	1,745,255
Expeditors International of Washington, Inc.	4,900	619,017
FANUC Corp. ADR	63,200	872,160
Fastenal Co.	19,058	1,300,327
Fortune Brands Innovations, Inc.	4,000	310,360
Generac Holdings, Inc. (a)	2,100	238,707
Graco, Inc.	5,400	460,620
Hubbell, Inc.	1,800	604,026
IDEX Corp.	2,500	528,750
Illinois Tool Works, Inc.	9,652	2,518,207
Ingersoll Rand, Inc.	13,469	1,075,634
JB Hunt Transport Services, Inc.	2,700	542,646
Kone Oyj ADR	23,000	568,100
Lennox International, Inc.	1,100	470,976
Masco Corp.	7,700	518,133
NEXTracker, Inc., Class A (a)	11,839	535,952
Nidec Corp. ADR	67,356	628,431
Nordson Corp.	1,700	427,924
Old Dominion Freight Line, Inc.	3,300	1,290,366
Otis Worldwide Corp.	13,800	1,220,472
Owens Corning	2,933	444,438
PACCAR, Inc.	17,300	1,736,747
Paychex, Inc.	10,731	1,306,285
Paycom Software, Inc.	1,700	323,408
Pentair PLC	5,500	402,435
Plug Power, Inc. (a)	19,000	84,550
Recruit Holdings Co., Ltd. ADR	237,100	1,868,348
RELX PLC ADR	63,300	2,617,455
Rockwell Automation, Inc.	3,872	980,700
Schneider Electric SE ADR	95,000	3,731,600
Sensata Technologies Holding PLC	5,000	180,850
Siemens AG ADR	53,036	4,746,722
Siemens Energy AG ADR (a)	18,000	268,920
SMC Corp. ADR	40,200	1,122,384

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

SECURITY	SHARES	VALUE

Industrials (Continued)
Snap-on, Inc.	1,700	$492,881
Stanley Black & Decker, Inc.	5,254	490,198
Toro Co. (The)	3,500	323,680
Trane Technologies PLC	7,607	1,917,344
United Parcel Service, Inc., Class B	24,293	3,447,177
United Rentals, Inc.	2,259	1,412,779
Veralto Corp.	7,838	601,096
Vestas Wind Systems A/S ADR (a)	97,900	911,449
Watsco, Inc.	1,100	430,078
Westinghouse Air Brake Technologies Corp.	5,991	788,236
Wolters Kluwer NV ADR	8,100	1,194,669
WW Grainger, Inc.	1,470	1,316,591
Xylem, Inc.	5,800	652,152

		69,473,033

Information Technology – 36.4%
Accenture PLC, Class A	22,200	8,078,136
Adobe, Inc. (a)	15,224	9,405,083
Advanced Micro Devices, Inc. (a)	53,650	8,996,569
Analog Devices, Inc.	16,611	3,195,292
Apple, Inc.	427,996	78,922,462
Applied Materials, Inc.	27,702	4,551,439
ASML Holding NV, Class G	13,200	11,481,624
Atlassian Corp., Class A (a)	5,200	1,298,804
Autodesk, Inc. (a)	16,747	4,250,556
Broadcom, Inc.	13,518	15,951,240
Cadence Design Systems, Inc. (a)	8,984	2,591,525
Cisco Systems, Inc.	124,291	6,236,922
Cloudflare, Inc., Class A (a)	9,300	735,165
Crowdstrike Holdings, Inc., Class A (a)	6,900	2,018,250
Dropbox, Inc., Class A (a)	8,400	266,112
Enphase Energy, Inc. (a)	3,651	380,179
Fair Isaac Corp. (a)	800	959,064
First Solar, Inc. (a)	3,400	497,420
Infineon Technologies AG ADR	40,800	1,490,832
Intel Corp.	140,579	6,056,143
International Business Machines Corp.	30,366	5,577,020
Intuit, Inc.	9,122	5,758,992
Juniper Networks, Inc.	13,736	507,683
Micron Technology, Inc.	36,700	3,147,025
Microsoft Corp.	216,361	86,020,806
NetApp, Inc.	7,008	611,098
NVIDIA Corp.	71,908	44,242,835
Okta, Inc. (a)	5,000	413,250
Palo Alto Networks, Inc. (a)	30,495	10,322,862
QUALCOMM, Inc.	37,300	5,539,423
Roper Technologies, Inc.	3,557	1,910,109
Salesforce, Inc. (a)	31,534	8,863,892
ServiceNow, Inc. (a)	6,858	5,249,113
Shopify, Inc., Class A (a)	39,100	3,130,737

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

SECURITY	SHARES	VALUE

Information Technology (Continued)
Snowflake, Inc., Class A (a)	9,800	$1,917,272
STMicroelectronics NV, Class Y	81,036	3,575,308
Synopsys, Inc. (a)	5,043	2,689,684
Texas Instruments, Inc.	30,452	4,875,974
Tyler Technologies, Inc. (a)	1,400	591,850
Workday, Inc., Class A (a)	6,800	1,979,276
Zoom Video Communications, Inc., Class A (a)	13,431	867,777

		365,154,803

Materials – 2.4%
Air Liquide SA ADR	87,610	3,273,110
Air Products and Chemicals, Inc.	7,459	1,907,341
AptarGroup, Inc.	2,100	272,748
Avery Dennison Corp.	2,600	518,570
Ecolab, Inc.	8,548	1,694,384
International Flavors & Fragrances, Inc.	8,400	677,712
International Paper Co.	11,700	419,211
Linde PLC	16,030	6,489,425
Mondi PLC	7,273	263,273
Nitto Denko Corp. ADR	9,817	407,700
Novozymes A/S ADR	7,017	357,376
Nucor Corp.	8,192	1,531,330
PPG Industries, Inc.	7,942	1,120,140
Royal Gold, Inc.	2,200	251,658
RPM International, Inc.	4,300	458,638
Sherwin-Williams Co. (The)	7,892	2,402,167
Steel Dynamics, Inc.	5,200	627,588
Vulcan Materials Co.	4,344	981,787
Westrock Co.	8,485	341,606

		23,995,764

Real Estate – 2.5%
American Tower Corp.	15,609	3,053,901
Boston Properties, Inc.	4,446	295,659
CBRE Group, Inc., Class A (a)	9,922	856,368
CoStar Group, Inc. (a)	13,410	1,119,467
Crown Castle, Inc.	14,422	1,561,181
Digital Realty Trust, Inc.	10,192	1,431,568
Equinix, Inc.	3,131	2,598,010
Equity LifeStyle Properties, Inc.	5,700	385,833
Essex Property Trust, Inc.	2,100	489,867
Extra Space Storage, Inc.	7,000	1,011,080
Federal Realty Investment Trust	2,500	254,325
Mid-America Apartment Communities, Inc.	3,800	480,244
Prologis, Inc.	30,922	3,917,508
Public Storage	5,277	1,494,394
SBA Communications Corp.	3,607	807,463
Simon Property Group, Inc.	10,400	1,441,544
UDR, Inc.	11,269	405,909
Ventas, Inc.	13,063	605,993

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

SECURITY	SHARES	VALUE

Real Estate (Continued)
Welltower, Inc.	18,600	$1,609,086
WP Carey, Inc.	7,100	439,916
Zillow Group, Inc., Class A (a)	6,100	336,049

		24,595,365

Utilities – 0.5%
Alliant Energy Corp.	8,500	413,610
Consolidated Edison, Inc.	11,461	1,041,805
Eversource Energy	11,558	626,675
Fortis, Inc.	16,300	654,119
National Grid PLC ADR	23,819	1,608,497
Orsted AS ADR	17,900	331,687
SSE PLC ADR	36,300	785,350

		5,461,743

Total Investments – 98.7% (Cost $528,975,685)		991,193,613

Other Assets, less liabilities – 1.3%		13,043,188

Net Assets – 100.0%		$1,004,236,801

(a) Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2024, about the ten largest holdings of the Domini International Opportunities Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

Novo Nordisk A/S Class B	5.0%	Linde PLC	2.5%

ASML Holding NV	4.4%	SAP SE.	2.4%

Novartis AG	2.8%	Siemens AG	1.8%

Toyota Motor Corp	2.8%	Commonwealth Bank of Australia	1.6%

AstraZeneca PLC	2.6%	Unilever PLC	1.5%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Fund’s Portfolio of Investments as of 1/31/2024, included herein. The composition of the Fund’s portfolio is subject to change.

* Other countries include Brazil 0.7%, China 0.5%, Norway 0.5%, Ireland 0.5%, Belgium 0.4%, Austria 0.3%, New Zealand 0.2%, South Africa 0.2%, Canada 0.1%, and Luxemburg 0.1%.

DOMINI INTERNATIONAL OPPORTUNITIES FUND

AVERAGE ANNUAL TOTAL RETURNS as of 1/31/2024 (Unaudited)	Investor shares	Institutional shares	MSCI EAFE NR

1 Year	9.95%	10.03%	10.01%

5 Year	N/A	N/A	N/A

10 Year	N/A	N/A	N/A

Since Inception (11/30/2020)	2.16%	2.37%	5.05%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2023, the Fund’s annual operating expenses totaled 4.32%/1.40% and 2.19%/1.15% (gross/net) for the Investor and Institutional Class shares, respectively. The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor and Institutional share expenses to 1.40% and 1.15%, respectively. These expense limitations are in effect through November 30, 2024, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, foreign investing, geographic focus, country, currency, impact investing, portfolio management, and information risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The MSCI EAFE Net Total Return USD Index (MSCI EAFE NR) is an unmanaged index of common stocks. MSCI EAFE NR includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses, or taxes. Investors cannot invest directly in an index.

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Long Term Investments – 98.6%
Common Stocks – 98.6%
Australia – 4.5%
ANZ Group Holdings, Ltd.	Banks	8,970	$159,476
ASX, Ltd.	Financial Services	583	25,115
Brambles, Ltd.	Commercial & Professional Services	4,203	40,380
Cochlear, Ltd.	Health Care Equipment & Services	317	63,388
Coles Group, Ltd.	Consumer Staples Distribution & Retail	3,920	40,989
Commonwealth Bank of Australia	Banks	5,027	386,252
Dexus	Equity Real Estate Investment Trusts (REITs)	3,200	16,318
Fortescue, Ltd.	Materials	4,788	93,242
GPT Group (The)	Equity Real Estate Investment Trusts (REITs)	5,773	17,581
IGO, Ltd.	Materials	2,266	11,099
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	11,867	16,805
Pilbara Minerals, Ltd.	Materials	8,774	20,136
Stockland	Equity Real Estate Investment Trusts (REITs)	6,532	19,437
Suncorp Group, Ltd.	Insurance	3,829	35,513
Transurban Group	Transportation	9,328	82,573
Vicinity, Ltd.	Equity Real Estate Investment Trusts (REITs)	13,267	17,745

			1,046,049

Austria – 0.3%
Erste Group Bank AG	Banks	1,036	44,858
Mondi PLC	Materials	1,333	23,998

			68,856

Belgium – 0.4%
Ageas SA	Insurance	514	22,201
KBC Group NV	Banks	834	54,683
Lotus Bakeries NV	Food, Beverage & Tobacco	1	8,570
Umicore SA	Materials	607	13,878

			99,332

Brazil – 0.7%
Itau Unibanco Holding SA ADR	Banks	15,700	103,620
MercadoLibre, Inc. (a)	Consumer Discretionary Distribution & Retail	33	56,490

			160,110

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Canada – 0.1%
Hydro One, Ltd.	Utilities	900	$26,878

			26,878

China – 0.5%
BYD Co., Ltd., Class H	Automobiles & Components	5,273	118,074

			118,074

Denmark – 6.3%
Coloplast A/S, Class B	Health Care Equipment & Services	331	38,354
Demant A/S (a)	Health Care Equipment & Services	277	12,613
Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	195	54,203
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	10,182	1,169,911
Novozymes A/S, B Shares	Materials	1,105	56,916
Orsted A/S	Utilities	540	30,595
Rockwool A/S, B Shares	Capital Goods	42	11,510
Tryg A/S	Insurance	982	21,099
Vestas Wind Systems A/S (a)	Capital Goods	2,963	83,977

			1,479,178

Finland – 1.2%
Elisa Oyj	Telecommunication Services	446	20,425
Kesko Oyj, B Shares	Consumer Staples Distribution & Retail	966	18,962
Kone OYJ, Class B	Capital Goods	1,064	52,940
Nokia Oyj	Technology Hardware & Equipment	15,558	56,535
Nordea Bank Abp	Banks	9,819	121,878

			270,740

France – 8.4%
Air Liquide SA	Materials	1,573	295,872
Alstom SA	Capital Goods	960	12,168
Amundi SA	Financial Services	187	12,713
BioMerieux	Health Care Equipment & Services	123	13,306
BNP Paribas SA	Banks	3,136	211,772
Capgemini SE	Software & Services	493	110,167
Carrefour SA	Consumer Staples Distribution & Retail	1,677	28,777
Cie Generale des Etablissements Michelin SCA	Automobiles & Components	2,066	68,949
Covivio SA	Equity Real Estate Investment Trusts (REITs)	159	7,739
Credit Agricole SA	Banks	4,000	57,594
Edenred SE	Financial Services	750	45,026
Eiffage SA	Capital Goods	273	28,711

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
France (Continued)
Gecina SA	Equity Real Estate Investment Trusts (REITs)	165	$18,291
Hermes International SCA	Consumer Durables & Apparel	96	203,567
Kering SA	Consumer Durables & Apparel	210	86,705
Klepierre SA	Equity Real Estate Investment Trusts (REITs)	670	17,436
Legrand SA	Capital Goods	785	76,469
L’Oreal SA	Household & Personal Products	725	348,734
Nexans SA	Capital Goods	517	47,298
Orange SA	Telecommunication Services	6,185	73,929
Publicis Groupe SA	Media & Entertainment	690	69,489
Rexel SA	Capital Goods	915	24,495
Sartorius Stedim Biotech	Pharmaceuticals, Biotechnology & Life Sciences	73	19,770
Societe Generale SA	Banks	2,402	62,061
Unibail-Rodamco-Westfield (a)	Equity Real Estate Investment Trusts (REITs)	294	21,160
Worldline SA (a)	Financial Services	704	9,566

			1,971,764

Germany – 9.0%
adidas AG	Consumer Durables & Apparel	481	91,273
Beiersdorf AG	Household & Personal Products	295	43,392
Carl Zeiss Meditec AG	Health Care Equipment & Services	110	11,655
Deutsche Boerse AG	Financial Services	574	114,893
Deutsche Post AG	Transportation Household &	2,840	136,718
Henkel AG & Co. KGaA	Personal Products	910	62,555
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	3,673	134,594
KION Group AG	Capital Goods	212	9,722
Knorr-Bremse AG	Capital Goods	199	12,355
LEG Immobilien SE (a)	Real Estate Management & Development	220	18,349
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	390	64,318
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	409	175,013
Puma SE	Consumer Durables & Apparel	301	12,176
SAP SE	Software & Services	3,211	559,152
Sartorius AG, Preference Shares	Pharmaceuticals, Biotechnology & Life Sciences	85	31,168
Siemens AG	Capital Goods	2,382	428,625
Siemens Energy AG (a)	Capital Goods	1,572	23,475
Siemens Healthineers AG	Health Care Equipment & Services	815	45,589
Symrise AG	Materials	400	41,481
Vonovia SE	Real Estate Management & Development	2,343	73,365

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Germany (Continued)
Zalando SE (a)	Consumer Discretionary Distribution & Retail	712	$14,289

			2,104,157

Hong Kong – 1.8%
AIA Group, Ltd.	Insurance	34,352	269,427
Hong Kong Exchanges & Clearing, Ltd.	Financial Services	3,831	116,162
Techtronic Industries Co., Ltd.	Capital Goods	4,232	44,952

			430,541

Ireland – 0.5%
Kerry Group PLC, Class A	Food, Beverage & Tobacco	470	42,108
Kingspan Group PLC	Capital Goods	463	37,796
Smurfit Kappa Group PLC	Materials	777	29,104

			109,008

Italy – 1.1%
DiaSorin SpA	Health Care Equipment & Services	69	6,378
Intesa Sanpaolo SpA	Banks	48,372	149,814
Moncler SpA	Consumer Durables & Apparel	620	38,336
Prysmian SpA	Capital Goods	824	36,451
Terna – Rete Elettrica Nazionale	Utilities	4,246	35,986

			266,965

Japan – 20.6%
Aeon Co., Ltd.	Consumer Staples Distribution & Retail	2,177	52,382
Bridgestone Corp.	Automobiles & Components	1,700	74,172
Canon, Inc.	Technology Hardware & Equipment	2,900	80,436
Central Japan Railway Co.	Transportation	2,560	64,421
Chiba Bank, Ltd. (The)	Banks	2,000	14,922
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	644	18,766
Daifuku Co., Ltd.	Capital Goods	1,051	20,868
Dai-ichi Life Holdings, Inc.	Insurance	2,805	61,944
Daiichi Sankyo Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	5,740	173,032
Daiwa House Industry Co., Ltd.	Real Estate Management & Development	1,853	57,692
FANUC Corp.	Capital Goods	2,835	78,962
Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	556	149,460
FUJIFILM Holdings Corp.	Technology Hardware & Equipment	1,139	72,692

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Hankyu Hanshin Holdings, Inc.	Transportation	642	$19,777
Hoya Corp.	Health Care Equipment & Services	988	126,368
Japan Airlines Co., Ltd.	Transportation	1,300	25,152
Kao Corp.	Household & Personal Products	1,382	55,058
Keikyu Corp.	Transportation	700	6,156
Keio Corp.	Transportation	352	10,371
Keisei Electric Railway Co., Ltd.	Transportation	400	18,224
Keyence Corp.	Technology Hardware & Equipment	520	234,246
Kintetsu Group Holdings Co., Ltd.	Transportation	500	15,535
Kurita Water Industries, Ltd.	Capital Goods	1,698	62,439
Lasertec Corp.	Semiconductors & Semiconductor Equipment	212	55,591
Lixil Corp.	Capital Goods	878	11,813
Makita Corp.	Capital Goods	743	20,135
Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	3,416	47,657
Mitsui Fudosan Co., Ltd.	Real Estate Management & Development	2,551	64,480
MS&AD Insurance Group Holdings, Inc.	Insurance	1,335	55,508
Murata Manufacturing Co., Ltd.	Technology Hardware & Equipment	5,545	112,735
Nabtesco Corp.	Capital Goods	300	5,806
Nexon Co., Ltd.	Media & Entertainment	1,200	19,283
Nidec Corp.	Capital Goods	1,464	54,978
Nintendo Co., Ltd.	Media & Entertainment	3,480	195,768
Nippon Express Holdings, Inc.	Transportation	200	11,986
Nippon Prologis REIT, Inc.	Equity Real Estate Investment Trusts (REITs)	7	12,540
Nippon Telegraph & Telephone Corp.	Telecommunication Services	159,150	201,227
Nissin Foods Holdings Co., Ltd.	Food, Beverage & Tobacco	643	20,945
Nitto Denko Corp.	Materials	402	33,578
Nomura Holdings, Inc.	Financial Services	8,305	45,040
NTT Data Group Corp.	Software & Services	1,728	25,061
Odakyu Electric Railway Co., Ltd.	Transportation	1,000	15,386
Omron Corp.	Technology Hardware & Equipment	532	24,086
Oriental Land Co., Ltd.	Consumer Services	3,060	114,430
Panasonic Holdings Corp.	Consumer Durables & Apparel	6,501	61,653
Recruit Holdings Co., Ltd.	Commercial & Professional Services	4,250	169,024

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Renesas Electronics Corp. (a)	Semiconductors & Semiconductor Equipment	4,043	$66,792
Resona Holdings, Inc.	Banks	13,971	77,654
Rohm Co., Ltd.	Semiconductors & Semiconductor Equipment	1,040	18,073
Sekisui House, Ltd.	Consumer Durables & Apparel	1,813	41,208
Shimadzu Corp.	Technology Hardware & Equipment	800	22,274
Shimano, Inc.	Consumer Durables & Apparel	220	31,804
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	914	44,170
Shiseido Co., Ltd.	Household & Personal Products	1,198	33,626
SMC Corp.	Capital Goods	170	95,280
Sony Group Corp.	Consumer Durables & Apparel	3,433	338,983
Sysmex Corp.	Health Care Equipment & Services	421	22,963
Terumo Corp.	Health Care Equipment & Services	2,082	70,964
Tobu Railway Co., Ltd.	Transportation	528	14,079
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	1,342	250,750
Tokyu Corp.	Transportation	1,598	18,880
TOTO, Ltd.	Capital Goods	499	13,598
Toyota Industries Corp.	Capital Goods	500	42,580
Toyota Motor Corp.	Automobiles & Components	32,497	653,356
Unicharm Corp.	Household & Personal Products	1,202	41,643
Yaskawa Electric Corp.	Capital Goods	805	30,546

			4,801,008

Luxembourg – 0.1%
Eurofins Scientific SE	Pharmaceuticals, Biotechnology & Life Sciences	392	23,726

			23,726

Netherlands – 7.4%
Aalberts NV	Capital Goods	294	11,752
Adyen NV (a)	Financial Services	81	102,111
Akzo Nobel NV	Materials	515	39,762
Arcadis NV	Commercial & Professional Services	2,325	128,301
ASML Holding NV	Semiconductors & Semiconductor Equipment	1,186	1,034,244
Euronext NV	Financial Services	288	25,462
ING Groep NV	Banks	10,853	154,996
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	2,902	82,033
NN Group NV	Insurance	812	33,453
Wolters Kluwer NV	Commercial & Professional Services	736	109,056

			1,721,170

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
New Zealand – 0.2%
Auckland International Airport, Ltd.	Transportation	3,963	$20,576
Contact Energy, Ltd.	Utilities	2,375	11,798
Spark New Zealand, Ltd.	Telecommunication Services	5,511	18,030

			50,404

Norway – 0.5%
DNB Bank ASA	Banks	2,644	51,697
Gjensidige Forsikring ASA	Insurance	556	8,995
Orkla ASA	Food, Beverage & Tobacco	2,183	17,199
Storebrand ASA	Insurance	4,142	37,457

			115,348

Singapore – 1.0%
DBS Group Holdings, Ltd.	Banks	5,457	129,749
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,315	102,165

			231,914

South Africa – 0.2%
Nedbank Group, Ltd.	Banks	1,474	17,237
Sanlam, Ltd.	Insurance	4,977	19,115

			36,352

Spain – 3.3%
Acciona SA	Utilities	72	9,361
Aena SME SA	Transportation	209	37,164
Banco Bilbao Vizcaya Argentaria SA	Banks	17,781	167,275
Banco de Sabadell SA	Banks	16,359	21,342
Banco Santander SA	Banks	47,661	192,536
Bankinter SA	Banks	1,934	12,002
CaixaBank SA	Banks	11,410	48,902
Cellnex Telecom SA (a)	Telecommunication Services	1,459	56,427
Grifols SA (a)	Pharmaceuticals, Biotechnology & Life Sciences	1,492	16,335
Industria de Diseno Textil SA	Consumer Discretionary Distribution & Retail	3,317	142,555
Telefonica SA	Telecommunication Services	15,227	62,274

			766,173

Sweden – 3.4%
Alfa Laval AB	Capital Goods	831	30,711
Assa Abloy AB, Class B	Capital Goods	2,936	81,101
Atlas Copco AB, A Shares	Capital Goods	11,629	186,927
Autoliv, Inc.	Automobiles & Components	223	23,888
Castellum AB (a)	Real Estate Management & Development	1,272	16,493

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Sweden (Continued)
Essity AB, Class B	Household & Personal Products	1,903	$45,010
Fabege AB	Real Estate Management & Development	616	5,811
H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	1,980	28,136
Industrivarden AB, A Shares	Financial Services	850	26,952
Nibe Industrier AB, B Shares	Capital Goods	4,820	29,008
Sandvik AB	Capital Goods	3,158	66,845
Skandinaviska Enskilda Banken AB, Class A	Banks	4,391	62,810
Skanska AB, B Shares	Capital Goods	1,000	17,464
SKF AB, B Shares	Capital Goods	1,146	22,744
SSAB AB, Class A	Materials	2,507	19,644
Svenska Cellulosa AB SCA, Class B	Materials	1,846	25,312
Svenska Handelsbanken AB, A Shares	Banks	4,547	49,371
Swedbank AB, Class A	Banks	3,279	67,300

			805,527

Switzerland – 8.6%
ABB, Ltd.	Capital Goods	4,801	204,347
Adecco Group AG	Commercial & Professional Services	509	22,142
Barry Callebaut AG	Food, Beverage & Tobacco	11	16,162
Chocoladefabriken Lindt & Spruengli AG	Food, Beverage & Tobacco	6	76,707
DSM-Firmenich AG	Materials	591	62,808
Geberit AG	Capital Goods	101	58,484
Givaudan SA	Materials	23	96,215
Helvetia Holding AG	Insurance	105	15,254
Kuehne + Nagel International AG	Transportation	154	52,498
Lonza Group AG	Pharmaceuticals, Biotechnology & Life Sciences	225	110,658
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	6,333	658,813
Sandoz Group AG (a)	Pharmaceuticals, Biotechnology & Life Sciences	1,247	43,020
Schindler Holding AG	Capital Goods	188	45,018
SIG Group AG	Materials	769	16,192
Sika AG	Materials	484	134,406
Sonova Holding AG	Health Care Equipment & Services	153	49,189
Straumann Holding AG	Health Care Equipment & Services	313	47,828
Swatch Group AG	Consumer Durables & Apparel	113	26,685
Swisscom AG	Telecommunication Services	77	46,342
Zurich Insurance Group AG	Insurance	439	224,377

			2,007,145

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United Kingdom – 9.2%
3i Group PLC	Financial Services	2,891	$90,942
Ashtead Group PLC	Capital Goods	1,321	86,802
AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	4,506	600,290
Bunzl PLC	Capital Goods	1,021	41,695
Burberry Group PLC	Consumer Durables & Apparel	1,082	17,909
Compass Group PLC	Consumer Services	5,162	142,871
Hiscox, Ltd.	Insurance	1,035	13,694
Informa PLC	Media & Entertainment	4,152	40,977
Intermediate Capital Group PLC	Financial Services	872	19,755
Intertek Group PLC	Commercial & Professional Services	486	27,719
Investec PLC	Financial Services	1,950	12,757
J Sainsbury PLC	Consumer Staples Distribution & Retail	5,785	19,847
Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs)	2,248	19,044
Legal & General Group PLC	Insurance	18,065	58,387
London Stock Exchange Group PLC	Financial Services	1,277	145,148
M&G PLC	Financial Services	6,673	18,959
National Grid PLC	Utilities	10,934	146,338
Phoenix Group Holdings PLC	Insurance	2,550	16,360
Schroders PLC	Financial Services	2,784	14,312
Segro PLC	Equity Real Estate Investment Trusts (REITs)	3,701	41,303
Severn Trent PLC	Utilities	902	29,793
Spirax-Sarco Engineering PLC	Capital Goods	222	28,077
SSE PLC	Utilities	3,300	70,624
Unilever PLC	Household & Personal Products	7,374	360,562
Vodafone Group PLC	Telecommunication Services	77,702	66,378
Whitbread PLC	Consumer Services	576	26,236

			2,156,779

United States – 9.3%
Alliant Energy Corp.	Utilities	745	36,252
Autodesk, Inc. (a)	Software & Services	112	28,427
Campbell Soup Co.	Food, Beverage & Tobacco	589	26,287
Clorox Co. (The)	Household & Personal Products	366	53,161
Copart, Inc. (a)	Commercial & Professional Services	2,588	124,327
CRH PLC	Materials	2,111	150,485
CSL, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,441	285,137
Enphase Energy, Inc. (a)	Semiconductors & Semiconductor Equipment	69	7,185
Ferguson PLC	Capital Goods	614	115,366
General Mills, Inc.	Food, Beverage & Tobacco	1,749	113,528

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United States (Continued)
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	2,394	$47,578
Haleon PLC	Household & Personal Products	3,135	12,795
Linde PLC	Materials	1,452	587,813
Lucid Group, Inc. (a)	Automobiles & Components	2,600	8,788
McCormick & Co., Inc.	Food, Beverage & Tobacco	789	53,778
Qiagen NV (a)	Pharmaceuticals, Biotechnology & Life Sciences	645	28,163
Rivian Automotive, Inc., Class A (a)	Automobiles & Components	2,300	35,213
Schneider Electric SE	Capital Goods	1,704	336,470
Signify NV	Capital Goods	377	11,362
Swiss Re AG	Insurance	872	100,438

			2,162,553

Total Investments – 98.6% (Cost $20,677,284)			23,029,751

Other Assets, less liabilities – 1.4%			317,701

Net Assets – 100.0%			$23,347,452

(a) Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Abbreviations

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2024, about the ten largest holdings of the Domini Sustainable Solutions Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

Palo Alto Networks, Inc.	5.8%	GSK PLC	3.3%

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.1%	ASML Holding NV Class G	3.3%

Crowdstrike Holdings, Inc. Class A	4.1%	Autodesk, Inc.	3.2%

International Business Machines Corp	3.9%	Schneider Electric SE	2.8%

Wolters Kluwer NV	3.4%	Resona Holdings, Inc.	2.7%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Fund’s Portfolio of Investments as of 1/31/2024, included herein. The composition of the Fund’s portfolio is subject to change.

DOMINI SUSTAINABLE SOLUTIONS FUND

AVERAGE ANNUAL TOTAL RETURNS as of 1/31/2024 (Unaudited)	Investor shares	Institutional shares	MSCI World IMI NR	MSCI World EQ WTD NR

1 Year	6.97%	7.23%	15.36%	6.91%

5 Year	N/A	N/A	N/A	N/A

10 Year	N/A	N/A	N/A	N/A

Since Inception (4/1/2020)	12.47%	12.74%	16.97%	13.65%

NOTE: Effective November 1, 2023, the benchmark against which the Fund measures its performance changed from the MSCI World IMI NR to the MSCI World EQ WTD NR.

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2023, the Fund’s annual operating expenses totaled 2.05%/1.40% and 1.53%/1.15% (gross/net) for the Investor and Institutional Class shares, respectively. The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor share and Institutional share expenses to 1.40% and 1.15%, respectively. These expenses limitations are in effect through November 30, 2024, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, sustainable investing, portfolio management, information, market, mid- to large-cap companies, and small-cap companies risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The MSCI World IMI Net Total Return USD Index (MSCI World IMI NR) is a market capitalization weighted index representing the performance of large-mid- and small-capitalization companies in developed markets. MSCI World IMI NR includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses, or taxes. See the prospectus for more information. You cannot invest directly in an index. The Morgan Stanley Capital International World Equal Weighted Net Total Return USD Index (MSCI World EQ WTD NR) is an equal-weighted index representing the performance of large- and mid- capitalization companies in developed markets. You cannot invest directly in an index.

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

SECURITY	SHARES	VALUE

Long Term Investments – 97.9%
Common Stocks – 97.9%
Communication Services – 2.5%
New York Times Co. (The), Class A	17,334	$841,739

		841,739

Consumer Discretionary – 7.5%
Etsy, Inc. (a)	6,420	427,315
Levi Strauss & Co., Class A	35,700	581,196
MercadoLibre, Inc. (a)	210	359,480
Panasonic Holdings Corp.	64,404	610,778
Tesla, Inc. (a)	3,172	594,084

		2,572,853

Consumer Staples – 3.4%
elf Beauty, Inc. (a)	4,011	639,875
Haleon PLC	127,895	522,000

		1,161,875

Financials – 13.2%
Amalgamated Financial Corp.	12,493	331,814
Federal Agricultural Mortgage Corp., Class C	4,515	841,099
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,316	1,418,934
Remitly Global, Inc. (a)	25,041	429,203
Resona Holdings, Inc.	164,262	913,003
Storebrand ASA	63,101	570,642

		4,504,695

Health Care – 15.4%
Cochlear, Ltd.	3,620	723,860
DexCom, Inc. (a)	4,304	522,291
GSK PLC	57,028	1,133,358
Halozyme Therapeutics, Inc. (a)	21,868	740,232
Hologic, Inc. (a)	9,945	740,306
Inspire Medical Systems, Inc. (a)	2,044	431,018
Organon & Co.	23,566	392,374
Vertex Pharmaceuticals, Inc. (a)	1,303	564,694

		5,248,133

Industrials – 25.9%
Acuity Brands, Inc.	2,193	522,285
Advanced Drainage Systems, Inc.	2,547	332,180
Arcadis NV	15,616	861,744
Comfort Systems USA, Inc.	2,741	596,085
Deere & Co.	1,940	763,545
Kurita Water Industries, Ltd.	14,921	548,677
Nexans SA	7,346	672,054
NEXTracker, Inc., Class A (a)	10,886	492,809
Odakyu Electric Railway Co., Ltd.	34,800	535,417

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

SECURITY	SHARES	VALUE

Industrials (Continued)
Schneider Electric SE	4,860	$959,650
SKF AB, B Shares	16,134	320,209
Veralto Corp.	4,433	339,967
Wolters Kluwer NV	7,826	1,159,611
Xylem, Inc.	6,553	736,819

		8,841,052

Information Technology – 30.0%
ASML Holding NV, Class G	1,287	1,119,458
Autodesk, Inc. (a)	4,318	1,095,951
Crowdstrike Holdings, Inc., Class A (a)	4,738	1,385,865
Enphase Energy, Inc. (a)	3,793	394,965
First Solar, Inc. (a)	2,622	383,599
Flex, Ltd. (a)	17,097	405,883
International Business Machines Corp.	7,323	1,344,942
Juniper Networks, Inc.	6,267	231,628
Palo Alto Networks, Inc. (a)	5,809	1,966,405
Shopify, Inc., Class A (a)	7,097	568,257
STMicroelectronics NV	19,199	847,289
Zoom Video Communications, Inc., Class A (a)	7,606	491,424

		10,235,666

Total Investments – 97.9% (Cost $26,163,107)		33,406,013

Other Assets, less liabilities – 2.1%		717,358

Net Assets – 100.0%		$34,123,371

(a) Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Security Description	NET ASSETS	Security Description	NET ASSETS

United States	65.0%	France	2.0%

Netherlands	9.2%	Norway	1.7%

Japan	7.6%	Canada	1.7%

Germany	4.2%	Brazil	1.0%

Singapore	2.5%	Sweden	0.9%

Australia	2.1%	Total	97.9%

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

Fund Performance and Holdings

The table and bar charts below provide information as of January 31, 2024, about the ten largest holdings of the Domini Impact International Equity Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

Novartis AG	3.8%	Recruit Holdings Co., Ltd.	1.9%

Novo Nordisk A/S Class B	3.6%	3i Group PLC	1.9%

InterContinental Hotels Group PLC	2.2%	TrendMicro, Inc.	1.8%

ABB, Ltd.	2.2%	CRH PLC	1.8%

Hoya Corp	2.0%	United Overseas Bank, Ltd.	1.6%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Fund’s Portfolio of Investments as of 1/31/2024, included herein. The composition of the Fund’s portfolio is subject to change.

* Other countries include Brazil 0.6%, China 0.6%, Finland 0.5%, Mexico 0.4%, Hungary 0.3%, New Zealand 0.3%, India 0.3%, Israel 0.3%, Poland 0.2%, South Africa 0.2%, Austria 0.1%, and Norway 0.0%.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS as of 1/31/2024 (Unaudited)	Investor shares	Class A shares (with 4.75% maximum Sales Charge)	Class A shares (without Sales Charge)	Institutional shares	Class Y shares	MSCI EAFE NR

1 Year	10.70%	5.34%	10.59%	11.18%	11.15%	10.01%

5 Year	4.05%	3.01%	4.02%	4.50%	4.43%	6.92%

10 Year	3.74%	3.20%	3.70%	4.16%	3.74%[1]	4.77%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2023, the Fund’s annual operating expenses totaled 1.33%, 1.39%, 0.92%, and 0.96% (gross and net) for the Investor, Class A, Institutional, and Class Y shares, respectively. The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class A and Class Y share expenses to 1.40% and 1.12%, respectively. These expenses limitations are in effect through November 30, 2024, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, foreign investing and emerging markets, geographic focus, country, currency, impact investing, portfolio management and quantitative investment approach risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The MSCI EAFE Net Total Return USD Index (MSCI EAFE NR) is an unmanaged index of common stocks. MSCI EAFE NR includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses, or taxes. Investors cannot invest directly in an index.

1 Class Y Shares were not offered prior to July 23, 2018. All performance information for time periods beginning prior to July 23, 2018, is the performance of the Investor Shares. This performance has not been adjusted to reflect the lower expenses of the Class Y Shares.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Long Term Investments – 98.4%
Common Stocks – 98.4%
Australia – 5.4%
BlueScope Steel, Ltd.	Materials	600,726	$9,241,972
Fortescue, Ltd.	Materials	601,839	11,720,238
Goodman Group	Equity Real Estate Investment Trusts (REITs)	612,943	10,251,886
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	6,693	9,478
Pro Medicus, Ltd.	Health Care Equipment & Services	74,702	4,958,800
QBE Insurance Group, Ltd.	Insurance	649,700	6,740,673

			42,923,047

Austria – 0.1%
ams-OSRAM AG (a)	Semiconductors & Semiconductor Equipment	193,450	462,287

			462,287

Belgium – 1.4%
Ageas SA	Insurance	161,400	6,971,300
Solvay SA	Materials	141,800	3,897,931

			10,869,231

Brazil – 0.6%
Banco do Brasil SA	Banks	351,600	4,016,883
Raia Drogasil SA	Consumer Staples Distribution & Retail	2,475	12,673
StoneCo, Ltd., Class A (a)	Financial Services	48,979	841,949
Telefonica Brasil SA	Telecommunication Services	18,600	193,336

			5,064,841

China – 0.6%
AAC Technologies Holdings, Inc.	Technology Hardware & Equipment	214,600	482,059
Li Auto, Inc., Class A (a)	Automobiles & Components	29,300	405,048
Xinyi Glass Holdings, Ltd.	Capital Goods	455,300	375,667
Xinyi Solar Holdings, Ltd.	Semiconductors & Semiconductor Equipment	989,300	453,061
Yangzijiang Shipbuilding Holdings, Ltd.	Capital Goods	1,958,500	2,454,453
Zhongsheng Group Holdings, Ltd.	Consumer Discretionary Distribution & Retail	194,800	327,439

			4,497,727

Denmark – 4.2%
Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	4,831	1,342,838
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	254,484	29,240,189

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Denmark (Continued)
Pandora A/S	Consumer Durables & Apparel	19,679	$2,890,416
Vestas Wind Systems A/S (a)	Capital Goods	290	8,219

			33,481,662

Finland – 0.5%
Kone OYJ, Class B	Capital Goods	26,040	1,295,634
Nokia Oyj	Technology Hardware & Equipment	761,300	2,766,405

			4,062,039

France – 6.6%
Air France-KLM (a)	Transportation	341,300	4,372,605
BNP Paribas SA	Banks	62,759	4,238,066
Carrefour SA	Consumer Staples Distribution & Retail	381	6,538
Credit Agricole SA	Banks	743,000	10,698,026
Eiffage SA	Capital Goods	51,220	5,386,680
Gecina SA	Equity Real Estate Investment Trusts (REITs)	42,400	4,700,167
Hermes International SCA	Consumer Durables & Apparel	3,400	7,209,679
Kering SA	Consumer Durables & Apparel	18	7,432
Klepierre SA	Equity Real Estate Investment Trusts (REITs)	211,100	5,493,591
Legrand SA	Capital Goods	9,723	947,150
SCOR SE	Insurance	63,400	1,901,009
Unibail-Rodamco-Westfield (a)	Equity Real Estate Investment Trusts (REITs)	115,415	8,306,699

			53,267,642

Germany – 5.7%
adidas AG	Consumer Durables & Apparel	55,533	10,537,807
Bayerische Motoren Werke AG	Automobiles & Components	63,421	6,633,043
Deutsche Lufthansa AG (a)	Transportation	410,300	3,429,320
Deutsche Telekom AG	Telecommunication Services	477	11,769
Evonik Industries AG	Materials	80,850	1,494,967
GEA Group AG	Capital Goods	86,550	3,484,046
HUGO BOSS AG	Consumer Durables & Apparel	81,774	5,133,392
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	6,700	2,866,966
Nemetschek SE	Software & Services	31,639	2,934,439
Scout24 SE	Media & Entertainment	75,640	5,597,998
Siemens AG	Capital Goods	6,000	1,079,660
TeamViewer SE (a)	Software & Services	180,992	2,608,144

			45,811,551

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Hong Kong – 1.0%
Swire Pacific, Ltd., Class A	Real Estate Management & Development	799,900	$6,189,405
Swire Properties, Ltd.	Real Estate Management & Development	1,017,500	1,901,647

			8,091,052

Hungary – 0.3%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	100,312	2,721,684

			2,721,684

India – 0.3%
Dr Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	29,750	2,185,528

			2,185,528

Ireland – 1.1%
AerCap Holdings NV (a)	Capital Goods	86,740	6,640,814
Bank of Ireland Group PLC	Banks	263,363	2,434,319

			9,075,133

Israel – 0.3%
Wix.com, Ltd. (a)	Software & Services	16,224	2,058,501

			2,058,501

Italy – 3.3%
A2A SpA	Utilities	624,600	1,244,732
Amplifon SpA	Health Care Equipment & Services	92,000	3,018,165
Banco BPM SpA	Banks	1,592,107	8,633,998
Prysmian SpA	Capital Goods	128,300	5,675,460
Terna – Rete Elettrica Nazionale	Utilities	168,500	1,428,097
UniCredit SpA	Banks	62,737	1,847,134
Unipol Gruppo SpA	Insurance	797,045	4,974,755

			26,822,341

Japan – 23.2%
Aisin Corp.	Automobiles & Components	296,700	11,153,481
Alps Alpine Co., Ltd.	Technology Hardware & Equipment	203,100	1,517,675
Brother Industries, Ltd.	Technology Hardware & Equipment	21,100	355,909
Central Japan Railway Co.	Transportation	400	10,066
Coca-Cola Bottlers Japan Holdings, Inc.	Food, Beverage & Tobacco	19,100	262,441
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	400	11,656

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Disco Corp.	Semiconductors & Semiconductor Equipment	25,800	$7,009,711
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	7,112
Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	34,700	9,327,787
Hoya Corp.	Health Care Equipment & Services	123,469	15,791,986
Japan Metropolitan Fund Invest	Equity Real Estate Investment Trusts (REITs)	711	485,976
Kakaku.com, Inc.	Media & Entertainment	15,000	173,268
Kao Corp.	Household & Personal Products	220,900	8,800,568
Konica Minolta, Inc. (a)	Technology Hardware & Equipment	292,100	807,095
Makita Corp.	Capital Goods	42,700	1,157,172
MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	452,000	8,272,388
Mazda Motor Corp.	Automobiles & Components	417,000	5,090,235
Medipal Holdings Corp.	Health Care Equipment & Services	21,000	338,902
Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	520	7,255
Mitsui Fudosan Co., Ltd.	Real Estate Management & Development	400	10,110
MS&AD Insurance Group Holdings, Inc.	Insurance	54,610	2,270,610
Nexon Co., Ltd.	Media & Entertainment	81,500	1,309,603
Nippon Express Holdings, Inc.	Transportation	49,700	2,978,548
Nippon Shinyaku Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	31,100	1,106,253
Nisshin Seifun Group, Inc.	Food, Beverage & Tobacco	67,900	953,662
Nitto Denko Corp.	Materials	152,600	12,746,404
Nomura Holdings, Inc.	Financial Services	1,837,000	9,962,376
Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	33,030	910,104
NSK, Ltd.	Capital Goods	313,100	1,718,638
NTN Corp.	Capital Goods	5,300	9,759
Panasonic Holdings Corp.	Consumer Durables & Apparel	381,000	3,613,226
Persol Holdings Co., Ltd.	Commercial & Professional Services	1,670,000	2,673,070
Recruit Holdings Co., Ltd.	Commercial & Professional Services	371,800	14,786,591
Renesas Electronics Corp. (a)	Semiconductors & Semiconductor Equipment	375,300	6,200,100
Ricoh Co., Ltd.	Technology Hardware & Equipment	305,100	2,414,572
Seiko Epson Corp.	Technology Hardware & Equipment	228,200	3,354,031
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	225,000	10,873,441
Shiseido Co., Ltd.	Household & Personal Products	169,300	4,751,971
Sompo Holdings, Inc.	Insurance	80,400	4,197,518

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Sony Group Corp.	Consumer Durables & Apparel	28,470	$2,811,201
Sundrug Co., Ltd.	Consumer Staples Distribution & Retail	265	8,047
Takeda Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	195,600	5,788,302
TIS, Inc.	Software & Services	93,800	2,100,628
TOPPAN Holdings, Inc.	Commercial & Professional Services	16,440	456,275
Toyo Seikan Group Holdings, Ltd.	Materials	600	9,596
Toyota Motor Corp.	Automobiles & Components	9,000	184,710
Trend Micro, Inc.	Software & Services	249,400	14,366,112
Yokogawa Electric Corp.	Technology Hardware & Equipment	134,200	2,655,255

			185,801,396

Mexico – 0.4%
Arca Continental SAB de CV	Food, Beverage & Tobacco	183,500	2,090,610
Gruma SAB de CV, Class B	Food, Beverage & Tobacco	48,700	913,010

			3,003,620

Netherlands – 5.0%
ABN AMRO Bank NV GDR	Banks	346,100	5,119,846
ASML Holding NV	Semiconductors & Semiconductor Equipment	12,837	11,194,424
ASR Nederland NV	Insurance	9,900	468,949
BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	62,000	9,365,105
ING Groep NV	Banks	323,900	4,625,757
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	327,857	9,267,726
NN Group NV	Insurance	3,207	132,516

			40,174,323

New Zealand – 0.3%
Xero, Ltd. (a)	Software & Services	35,158	2,535,741

			2,535,741

Norway – 0.0%
Orkla ASA	Food, Beverage & Tobacco	1,040	8,194

			8,194

Poland – 0.2%
Powszechna Kasa Oszczednosci Bank Polski SA	Banks	75,300	960,434
Powszechny Zaklad Ubezpieczen SA	Insurance	57,325	695,982

			1,656,416

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Singapore – 2.7%
DBS Group Holdings, Ltd.	Banks	273,900	$6,512,400
Singapore Airlines, Ltd.	Transportation	487,300	2,427,928
United Overseas Bank, Ltd.	Banks	605,500	12,812,242

			21,752,570

South Africa – 0.2%
Impala Platinum Holdings, Ltd.	Materials	393,675	1,538,277

			1,538,277

South Korea – 1.4%
DB Insurance Co., Ltd. (a)	Insurance	54,700	3,608,329
HMM Co., Ltd. (a)	Transportation	87,200	1,253,272
HYBE Co., Ltd.	Media & Entertainment	5,427	818,246
LG Uplus Corp.	Telecommunication Services	154,300	1,181,364
Woori Financial Group, Inc.	Banks	398,000	4,126,605

			10,987,816

Spain – 4.2%
Acerinox SA	Materials	139,900	1,484,536
Aena SME SA	Transportation	5,211	929,729
Banco Bilbao Vizcaya Argentaria SA	Banks	1,321,024	12,427,540
Banco de Sabadell SA	Banks	3,010,315	3,927,263
Banco Santander SA	Banks	807,008	3,260,070
CaixaBank SA	Banks	1,662,092	7,123,542
Industria de Diseno Textil SA	Consumer Discretionary Distribution & Retail	110,600	4,753,252

			33,905,932

Sweden – 3.9%
Atlas Copco AB, Class B	Capital Goods	53,825	754,056
Essity AB, Class B	Household & Personal Products	318	7,521
H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	816,283	11,599,544
Lifco AB, B Shares	Capital Goods	49,100	1,193,150
Skandinaviska Enskilda Banken AB, Class A	Banks	111,355	1,592,851
SSAB AB, B Shares	Materials	926,400	7,127,154
Swedbank AB, Class A	Banks	72,327	1,484,477
Swedish Orphan Biovitrum AB (a)	Pharmaceuticals, Biotechnology & Life Sciences	171,525	4,849,006
Trelleborg AB, Class B	Capital Goods	76,100	2,332,926

			30,940,685

Switzerland – 8.9%
ABB, Ltd.	Capital Goods	405,818	17,272,974
Baloise Holding AG	Insurance	5,168	830,450
Georg Fischer AG	Capital Goods	21,200	1,427,319

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Switzerland (Continued)
Logitech International SA	Technology Hardware & Equipment	35,004	$2,951,946
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	294,553	30,641,913
PSP Swiss Property AG	Real Estate Management & Development	11,000	1,472,772
Sandoz Group AG (a)	Pharmaceuticals, Biotechnology & Life Sciences	136,586	4,712,063
Sika AG	Materials	21,224	5,893,884
Swisscom AG	Telecommunication Services	3,100	1,865,705
Temenos AG	Software & Services	43,474	4,450,669

			71,519,695

Taiwan – 1.7%
Accton Technology Corp.	Technology Hardware & Equipment	32,700	550,097
China Development Financial Holding Corp. (a)	Insurance	7,174,800	2,754,529
Eva Airways Corp.	Transportation	1,574,500	1,587,068
Evergreen Marine Corp. Taiwan, Ltd.	Transportation	634,100	3,041,502
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	57,700	939,916
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	1,104,800	1,720,901
Wan Hai Lines, Ltd.	Transportation	915,700	1,429,678
Yang Ming Marine Transport Corp.	Transportation	893,000	1,361,669

			13,385,360

Thailand – 1.1%
Bumrungrad Hospital PCL	Health Care Equipment & Services	392,700	2,656,557
Kasikornbank PCL	Banks	625,600	2,098,411
TMBThanachart Bank PCL	Banks	83,081,900	4,191,857

			8,946,825

United Kingdom – 9.4%
3i Group PLC	Financial Services	466,891	14,686,927
Associated British Foods PLC	Food, Beverage & Tobacco	26,882	800,092
B&M European Value Retail SA	Consumer Discretionary Distribution & Retail	363,295	2,392,488
Informa PLC	Media & Entertainment	261,300	2,578,826
InterContinental Hotels Group PLC	Consumer Services	184,053	17,524,221
Intermediate Capital Group PLC	Financial Services	11,056	251,456
International Distributions Services PLC (a)	Transportation	50,401	177,659

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United Kingdom (Continued)
J Sainsbury PLC	Consumer Staples Distribution & Retail	2,635,460	$9,041,550
Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	2,265,868	7,113,598
National Grid PLC	Utilities	236,300	3,162,578
Sage Group PLC (The)	Software & Services	301,400	4,508,996
Smiths Group PLC	Capital Goods	438,660	9,033,368
Unilever PLC	Household & Personal Products	237	11,588
Vodafone Group PLC	Telecommunication Services	2,460,571	2,101,983
Whitbread PLC	Consumer Services	35,800	1,630,616

			75,015,946

United States – 4.4%
CRH PLC	Materials	200,213	14,272,365
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	375,227	7,457,155
Monday.com, Ltd. (a)	Software & Services	8,153	1,712,456
Samsonite International SA (a)	Consumer Durables & Apparel	689,400	1,924,790
Sanofi SA	Pharmaceuticals, Biotechnology & Life Sciences	9,300	936,137
Schneider Electric SE	Capital Goods	43,500	8,589,463

			34,892,366

Total Investments – 98.4% (Cost $647,738,389)			787,459,428

Other Assets, less liabilities – 1.6%			12,956,642

Net Assets – 100.0%			$800,416,070

(a) Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

Fund Performance and Holdings

The bar chart below provides information as of January 31, 2024, about the percentage of the Domini Impact Bond Fund’s portfolio holdings invested in various types of debt obligations:

PORTFOLIO COMPOSITION (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

DOMINI IMPACT BOND FUND

AVERAGE ANNUAL TOTAL RETURNS as of 1/31/2024 (UNAUDITED)	Investor shares	Institutional shares	Class Y shares	Bloomberg U.S. Aggregate Index (BUSA)

1 Year	2.32%	2.62%	2.54%	2.10%

5 Year	1.18%	1.50%	1.18%[1]	0.83%

10 Year	1.55%	1.83%	1.55%[1]	1.63%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2023, the Fund’s annual operating expenses totaled 1.13%/ 0.87%, 0.74%/0.57%, and 0.91%/0.65% (gross/net) for the Investor, Institutional, and Class Y Shares, respectively. The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Institutional, and Class Y share expenses to 0.87%, 0.57%, and 0.65%, respectively. These expense limitations are in effect through November 30, 2024, absent an earlier modification approved by the Fund’s Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, impact investing, portfolio management, style, information, market, interest rate and credit risks. You may lose money.

During periods of rising interest rates, the Fund can lose value. Some of the Fund’s community development investments may be unrated and may carry greater credit risks than the Fund’s other holdings. The Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of falling interest rates, mortgage-backed securities may prepay the principal due, which may lower the Fund’s return by causing it to reinvest at lower interest rates.

Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations).

TBA (To Be Announced) securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation, which can adversely affect the Fund’s returns.

The reduction or withdrawal of historical financial market support activities by the U.S. Government and Federal Reserve, or other governments/central banks could negatively impact financial markets generally, and increase market, liquidity, and interest rate risks which could adversely affect the Fund’s returns.

The Bloomberg U.S. Aggregate Index is an index representing securities that are U.S. domestic, taxable, and dollar denominated and covering the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities. Investors cannot invest directly in an index.

1 Class Y shares were not offered prior to June 1, 2021. All performance information for time periods beginning prior to June 1, 2021, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Class Y shares.

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

Security	Principal Amount*	Value
Long Term Investments – 108.6%
Mortgage Backed Securities – 50.1%
Agency Collateralized Mortgage Obligations – 7.0%
CHNGE Mortgage Trust
Series 2022-2, Class A1, 3.757%, 3/25/67 (a)(b)	559,453	$528,650
Series 2022-4, Class A1, 6.000%, 10/25/57 (a)(c)	460,427	459,833
Series 2023-2, Class A1, 6.525%, 6/25/58 (a)(c)	479,566	480,288
Federal Home Loan Mortgage Corp.
Series 3768, Class CB, 3.500%, 12/15/25	33,162	32,647
Series 3800, Class CB, 3.500%, 2/15/26	52,585	51,769
Series 3806, Class L, 3.500%, 2/15/26	209,456	206,056
Series 3877, Class LM, 3.500%, 6/15/26	122,443	120,545
Series 4961, Class JB, 2.500%, 12/15/42	169,934	153,140
Federal National Mortgage Association
Series 2012-120, Class ZB, 3.500%, 11/25/42	456,598	422,789
Series 2012-17, Class BC, 3.500%, 3/25/27	193,837	189,973
Series 2017-105, Class ZE, 3.000%, 1/25/48	962,516	755,085
Series 2020-1, Class AC, 3.500%, 8/25/58	214,080	200,282
Series 2020-1, Class L, 2.500%, 2/25/50	1,246,009	808,376
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 9.809%, (1 Month USD-SOFR + 4.464%), 5/25/29 (b)	70,719	74,547
Series 2017-C01, Class 1M2, 9.009%, (1 Month USD-SOFR + 3.664%), 7/25/29 (b)	41,969	43,571
Freddie Mac Multiclass Certificates
Series 2021-ML12, Class X, 1.303%, 7/25/41 (b)(d)	1,180,098	115,355
Series 2021-P011, Class X1, 1.783%, 9/25/45 (b)(d)	2,130,019	254,520
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103, Class X1, 0.757%, 11/25/29 (b)(d)	8,880,600	272,110
Series K111, Class X1, 1.680%, 5/25/30 (b)(d)	1,443,140	111,109
Series K112, Class X1, 1.536%, 5/25/30 (b)(d)	1,495,466	107,903
Series K113, Class X1, 1.482%, 6/25/30 (b)(d)	2,533,259	175,493
Series K114, Class X1, 1.210%, 6/25/30 (b)(d)	2,339,478	134,380
Series K119, Class X1, 1.023%, 9/25/30 (b)(d)	4,940,387	237,235
Series K121, Class X1, 1.117%, 10/25/30 (b)(d)	654,822	34,513
Series K122, Class X1, 0.969%, 11/25/30 (b)(d)	361,825	16,884
Series K124, Class X1, 0.809%, 12/25/30 (b)(d)	1,462,014	57,539
Series K740, Class X1, 0.828%, 9/25/27 (b)(d)	1,276,653	29,095
Series KG03, Class X1, 1.478%, 6/25/30 (b)(d)	3,180,603	214,717
Series KG04, Class X1, 0.937%, 11/25/30 (b)(d)	2,412,272	106,320
Series KG05, Class X1, 0.402%, 1/25/31 (b)(d)	2,464,777	44,045
Series KG06, Class X1, 0.626%, 10/25/31 (b)(d)	2,296,253	73,889
Series KSG1, Class X1, 1.250%, 9/25/30 (b)(d)	4,032,828	233,024
Series Q014, Class X, 2.786%, 10/25/55 (b)(d)	2,054,209	270,436
FREMF Mortgage Trust
Series 2017-K64, Class B, 4.134%, 5/25/50 (a)(b)	70,000	67,653
Series 2017-K65, Class B, 4.220%, 7/25/50 (a)(b)	155,000	150,175

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

Security	Principal Amount*	Value
Agency Collateralized Mortgage Obligations (Continued)
Series 2017-K66, Class B, 4.177%, 7/25/27 (a)(b)	136,000	$131,127
Series 2017-K67, Class B, 4.081%, 9/25/49 (a)(b)	85,000	81,468
Series 2017-K67, Class C, 4.081%, 9/25/49 (a)(b)	100,000	94,489
Series 2017-K68, Class B, 3.973%, 10/25/49 (a)(b)	90,000	85,977
Series 2017-K69, Class C, 3.854%, 10/25/49 (a)(b)	40,000	37,483
Series 2017-K71, Class B, 3.880%, 11/25/50 (a)(b)	220,000	209,401
Series 2017-K71, Class C, 3.880%, 11/25/50 (a)(b)	65,000	60,934
Series 2017-K725, Class B, 4.171%, 2/25/50 (a)(b)	100,000	99,567
Series 2017-K726, Class B, 4.191%, 7/25/49 (a)(b)	175,000	173,606
Series 2017-K729, Class B, 3.800%, 11/25/49 (a)(b)	250,000	245,304
Series 2017-K729, Class C, 3.800%, 11/25/49 (a)(b)	90,000	88,076
Series 2018-K154, Class B, 4.161%, 11/25/32 (a)(b)	67,000	55,673
Series 2018-K77, Class B, 4.303%, 5/25/51 (a)(b)	1,070,000	1,032,794
Series 2018-K85, Class C, 4.464%, 12/25/50 (a)(b)	550,000	520,592
Series 2018-KW07, Class B, 4.223%, 10/25/31 (a)(b)	461,000	395,725
Series 2019-K100, Class C, 3.615%, 11/25/52 (a)(b)	700,000	629,138
Series 2019-K103, Class B, 3.574%, 12/25/51 (a)(b)	525,000	477,811
Series 2019-K736, Class C, 3.885%, 7/25/26 (a)(b)	400,000	381,153
Series 2019-K95, Class B, 4.056%, 8/25/52 (a)(b)	500,000	472,111
Series 2019-K95, Class C, 4.056%, 8/25/52 (a)(b)	307,000	284,571
Series 2019-K97 , Class C, 3.896%, 9/25/51 (a)(b)	204,000	187,368
Series 2019-K99, Class B, 3.765%, 10/25/52 (a)(b)	565,000	520,661
Series 2020-K104, Class B, 3.662%, 2/25/52 (a)(b)	520,000	475,500
GCAT Trust, Series 2021-CM2, Class A1, 2.352%, 8/25/66 (a)(b)	305,150	279,475
Government National Mortgage Association
Series 2019-132, Class NZ, 3.500%, 10/20/49	374,177	260,409
Series 2021-66, Class PY, 2.000%, 3/20/50	1,885,902	1,073,873
Series 2022-136, Class KZ, 4.000%, 8/20/52	612,273	450,852

		16,039,084

Commercial Mortgage-Backed Securities – 6.2%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (a)	800,000	743,412
Bank
Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	114,226	110,724
Series 2019-BN18, Class XA, 1.031%, 5/15/62 (b)(d)	2,109,276	77,574
Series 2019-BN24, Class XA, 0.752%, 11/15/62 (b)(d)	5,468,626	172,427
Series 2020-BN28, Class XA, 1.876%, 3/15/63 (b)(d)	1,881,139	165,510
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.355%, 3/15/62 (b)(d)	2,198,290	107,446
Series 2020-B18, Class XA, 1.905%, 7/15/53 (b)(d)	491,562	31,399
Series 2020-B22, Class XA, 1.625%, 1/15/54 (b)(d)	881,113	69,622
BWAY Mortgage Trust
Series 2013-1515, Class A1, 2.809%, 3/10/33 (a)	29,868	29,266
Series 2013-1515, Class A2, 3.454%, 3/10/33 (a)	1,000,000	946,756

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

Security	Principal Amount*	Value
Commercial Mortgage-Backed Securities (Continued)
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/27 (a)	892,000	$906,967
Series 2022-CLS, Class B, 6.300%, 10/13/27 (a)	375,000	356,443
COMM Mortgage Trust
Series 2015-LC19, Class A4, 3.183%, 2/10/48	291,000	284,564
Series 2020-CX, Class A, 2.173%, 11/10/46 (a)	825,000	676,988
Series 2020-CX, Class B, 2.446%, 11/10/46 (a)	524,000	427,909
Series 2020-CX, Class C, 2.773%, 11/10/46 (a)(b)	100,000	81,064
Series 2020-CX, Class D, 2.773%, 11/10/46 (a)(b)	100,000	76,300
Series 2020-SBX, Class A, 1.670%, 1/10/38 (a)	595,000	536,366
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.822%, 9/15/53 (b)	639,340	35,398
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (a)	925,000	764,186
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A, 2.835%, 8/10/38 (a)	915,000	860,525
Series 2019-30HY, Class A, 3.228%, 7/10/39 (a)	700,000	631,411
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2021-NYAH, Class G, 8.088%, (1 Month USD SOFR CME + 2.754%), 6/15/38 (a)(b)	655,000	490,281
Series 2022-OPO, Class A, 3.024%, 1/5/39 (a)	1,750,000	1,566,845
Life Mortgage Trust, Series 2021-BMR, Class D, 6.847%, (1 Month USD SOFR CME + 1.514%), 3/15/38 (a)(b)	117,956	115,882
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/47	180,167	176,943
SLG Office Trust
Series 2021-OVA, Class B, 2.707%, 7/15/41 (a)	445,000	366,873
Series 2021-OVA, Class C, 2.851%, 7/15/41 (a)	835,000	678,371
STWD Mortgage Trust, Series 2021-LIH, Class E, 8.351%, (1 Month USD SOFR CME + 3.017%), 11/15/36 (a)(b)	955,000	922,560
SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (a)	1,615,000	1,266,234
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	340,000	328,875

		14,005,121

Federal Home Loan Mortgage Corporation – 4.7%
Federal Home Loan Mortgage Corp.
2.500%, 8/1/27	12,186	11,783
2.500%, 11/1/27	31,813	30,745
3.000%, 1/1/27	40,790	39,798
3.000%, 7/1/42	19,750	18,045
3.000%, 5/1/45	173,881	157,705
3.500%, 12/1/32	84,289	81,744
3.500%, 6/1/48	342,634	318,584
4.000%, 2/1/37	36,326	35,490
4.000%, 8/1/39	19,707	19,070
4.000%, 10/1/39	38,001	36,726

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

Security	Principal Amount*	Value
Federal Home Loan Mortgage Corporation (Continued)
4.000%, 10/1/39	35,846	$34,717
4.000%, 11/1/39	17,186	16,600
4.000%, 10/1/40	55,389	53,463
4.000%, 11/1/40	49,454	47,729
4.000%, 11/1/40	8,565	8,266
4.000%, 11/1/40	6,755	6,526
4.000%, 12/1/40	23,578	22,758
4.000%, 6/1/41	5,026	4,921
4.500%, 4/1/35	48,366	48,087
4.500%, 9/1/35	67,759	67,344
4.500%, 7/1/36	50,523	50,213
4.500%, 6/1/39	87,608	87,394
4.500%, 9/1/40	12,868	12,837
4.500%, 2/1/41	26,851	26,785
5.000%, 8/1/33	8,618	8,725
5.000%, 10/1/33	3,728	3,774
5.000%, 4/1/35	9,588	9,707
5.000%, 7/1/35	66,930	67,759
5.000%, 7/1/35	11,065	11,202
5.000%, 1/1/37	41,599	42,114
5.000%, 7/1/40	28,261	28,601
5.000%, 4/1/41	26,300	26,603
5.000%, 9/1/52	2,335,619	2,312,941
5.500%, 12/1/36	41,895	43,198
5.500%, 8/1/40	59,336	61,183
5.500%, 6/1/53	2,278,442	2,287,985
6.000%, 8/1/36	6,889	7,184
6.000%, 7/1/39	36,166	37,718
6.000%, 9/1/53	2,147,507	2,179,082
6.000%, 10/1/53	2,173,346	2,205,301
7.540%, (1-year RFUCCT + 1.622%), 10/1/43 (b)	22,851	22,818

		10,593,225

Federal National Mortgage Association – 27.9%
Federal National Mortgage Association
2.000%, 10/1/27	43,140	41,300
2.000%, 1/1/28	45,064	43,024
2.000%, 2/1/52	4,538,438	3,719,215
2.000%, 3/1/52	4,327,467	3,554,423
2.500%, 6/1/24	5,110	5,071
2.500%, 11/1/31	39,085	36,447
2.500%, 12/1/31	11,220	10,583
2.500%, 12/1/43	68,140	59,547
2.500%, 4/1/45	111,502	96,331
2.500%, 12/1/51	5,028,418	4,254,496
2.500%, 12/1/51	2,892,815	2,457,032
3.000%, 8/1/46	26,248	23,424
3.000%, 10/1/46	469,582	420,300

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

Security	Principal Amount*	Value
Federal National Mortgage Association (Continued)
3.000%, 11/1/46	580,667	$515,927
3.000%, 12/1/46	229,914	204,107
3.000%, 1/1/52	2,669,242	2,344,082
3.000%, 6/1/52	4,610,770	4,097,820
3.500%, 12/1/31	4,067	3,930
3.500%, 1/1/32	66,637	64,270
3.500%, 1/1/32	40,825	39,375
3.500%, 10/1/32	50,507	48,691
3.500%, 6/1/46	328,644	305,169
3.500%, 1/1/48	185,146	171,916
4.000%, 11/1/30	7,234	7,097
4.000%, 10/1/33	49,210	48,169
4.000%, 12/1/36	13,457	13,119
4.000%, 8/1/39	18,577	17,956
4.000%, 10/1/39	13,093	12,636
4.000%, 12/1/39	17,529	16,924
4.000%, 1/1/40	163,480	157,727
4.000%, 3/1/40	18,477	17,823
4.000%, 8/1/40	38,330	36,977
4.000%, 8/1/40	6,665	6,426
4.000%, 10/1/40	91,345	88,081
4.000%, 10/1/40	12,302	11,869
4.000%, 11/1/40	12,090	11,657
4.000%, 11/1/40	9,289	8,957
4.000%, 12/1/40	32,115	30,958
4.000%, 2/1/41	30,620	29,506
4.000%, 10/1/49	2,068,451	1,968,088
4.500%, 8/1/35	13,631	13,530
4.500%, 8/1/36	7,537	7,480
4.500%, 8/1/38	31,947	31,725
4.500%, 3/1/39	46,724	46,544
4.500%, 9/1/39	16,087	16,025
4.500%, 2/1/40	23,766	23,675
4.500%, 8/1/40	45,461	45,286
4.500%, 1/1/41	14,761	14,704
4.500%, 9/1/41	30,091	29,975
4.772%, (1-year RFUCCT + 1.580%), 5/1/44 (b)	11,382	11,337
5.000%, 10/1/39	1,774	1,793
5.000%, 9/1/52	2,315,832	2,293,346
5.500%, 8/1/37	27,615	28,434
6.000%, 12/1/35	15,108	15,649
6.000%, 3/1/36	98,623	104,524
6.000%, 6/1/36	31,632	32,947
6.000%, 8/1/37	8,275	8,585
6.000%, 3/1/38	17,213	17,930
6.000%, 10/1/53	2,181,800	2,213,879
TBA 15 Yr, 2.000%, 2/1/39 (e)	2,100,000	1,886,438
TBA 15 Yr, 4.500%, 2/1/39 (e)	2,500,000	2,483,398

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

Security	Principal Amount*	Value
Federal National Mortgage Association (Continued)
TBA 30 Yr, 2.000%, 2/1/54 (e)	4,800,000	$3,874,396
TBA 30 Yr, 2.500%, 2/1/54 (e)	1,125,000	948,818
TBA 30 Yr, 3.500%, 2/1/54 (e)	1,700,000	1,550,625
TBA 30 Yr, 4.000%, 2/1/54 (e)	5,800,000	5,465,800
TBA 30 Yr, 4.500%, 2/1/54 (e)	3,330,000	3,222,035
TBA 30 Yr, 5.000%, 2/1/54 (e)	2,000,000	1,977,369
TBA 30 Yr, 5.500%, 2/1/54 (e)	4,430,000	4,446,932
TBA 30 Yr, 6.000%, 2/1/54 (e)	7,800,000	7,913,804

		63,727,433

Government National Mortgage Association – 4.3%
Government National Mortgage Association
TBA 30 Yr, 2.500%, 2/20/54 (e)	2,200,000	1,906,342
TBA 30 Yr, 3.500%, 2/20/54 (e)	5,300,000	4,902,207
TBA 30 Yr, 4.000%, 2/20/54 (e)	1,600,000	1,521,557
TBA 30 Yr, 4.500%, 2/20/54 (e)	1,600,000	1,560,116

		9,890,222

Total Mortgage Backed Securities (Cost $120,140,880)		114,255,085

Corporate Bonds and Notes – 26.6%
Communications – 1.8%
Axian Telecom, 7.375%, 2/16/27 (a)	445,000	421,081
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	1,325,000	1,273,025
Cox Communications, Inc.
3.150%, 8/15/24 (a)	57,000	56,213
3.850%, 2/1/25 (a)	10,000	9,855
Millicom International Cellular SA, 4.500%, 4/27/31 (a)	950,000	801,073
Paramount Global
2.900%, 1/15/27	400,000	371,312
4.950%, 1/15/31	985,000	931,227
Vodafone Group PLC
4.375%, 2/19/43	70,000	61,066
6.150%, 2/27/37	185,000	199,820

		4,124,672

Consumer, Cyclical – 0.7%
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	584,316
YMCA of Greater New York
2.303%, 8/1/26	765,000	706,494
Series 2020, 3.230%, 8/1/32	375,000	301,593

		1,592,403

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

Security	Principal Amount*	Value
Consumer, Non-cyclical – 8.2%
Advocate Health & Hospitals Corp.
Series 2020, 2.211%, 6/15/30	325,000	$276,749
3.829%, 8/15/28	1,115,000	1,082,974
Beth Israel Lahey Health, Inc., 2.220%, 7/1/28	1,400,000	1,257,634
Bon Secours Mercy Health, Inc., 1.350%, 6/1/25	155,000	146,972
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	690,365
CommonSpirit Health senior secured note 2.782%, 10/1/30	185,000	162,555
3.817%, 10/1/49 (Insurer AGM)	975,000	763,037
Conservation Fund A Nonprofit Corp. (The), 3.474%, 12/15/29	800,000	728,750
Dignity Health, 5.267%, 11/1/64	250,000	237,605
Duke University
Series 2020, 2.682%, 10/1/44	1,070,000	798,133
Series 2020, 2.757%, 10/1/50	435,000	306,237
ERAC USA Finance LLC, 3.850%, 11/15/24 (a)	500,000	493,983
Hologic, Inc., 3.250%, 2/15/29 (a)	570,000	513,235
Howard University
Series 2020, 1.991%, 10/1/25 (Insurer AGM)	120,000	113,193
Series 2020, 2.657%, 10/1/26 (Insurer AGM)	100,000	93,515
Series 2020, 3.476%, 10/1/41 (Insurer AGM)	865,000	636,801
Series 22A, 5.209%, 10/1/52	470,000	419,449
John D and Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,143,259
Kaiser Foundation Hospitals, 3.150%, 5/1/27	185,000	177,363
Leland Stanford Junior University, 4.249%, 5/1/54	1,200,000	1,093,797
Mount Sinai Hospital, 3.831%, 7/1/35	1,400,000	1,231,687
PeaceHealth Obligated Group, 1.375%, 11/15/25	1,000,000	934,863
Providence St Joseph Health Obligated Group, 5.403%, 10/1/33	910,000	923,255
Royalty Pharma PLC
2.150%, 9/2/31	350,000	284,991
3.300%, 9/2/40	1,250,000	940,771
Stanford Health Care, 3.310%, 8/15/30	595,000	548,409
Sutter Health, 5.164%, 8/15/33	395,000	402,676
Thomas Jefferson University, 3.847%, 11/1/57	700,000	530,966
University of Southern California, 4.976%, 10/1/53	495,000	507,424
William Marsh Rice University, 3.774%, 5/15/55	1,490,000	1,218,469

		18,659,117

Energy – 0.9%
Greenko Dutch BV, 3.850%, 3/29/26 (a)	841,750	794,401
Vena Energy Capital Pte, Ltd., 3.133%, 2/26/25 (f)	1,380,000	1,340,845

		2,135,246

Financial – 10.8%
Air Lease Corp., 3.625%, 12/1/27	500,000	474,758
American International Group, Inc., 3.900%, 4/1/26	190,000	186,198

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

Security	Principal Amount*	Value
Financial (Continued)
American Tower Corp.
3.375%, 5/15/24	235,000	$233,510
5.000%, 2/15/24	362,000	361,846
AXA SA, 8.600%, 12/15/30	400,000	479,285
Bank of America Corp., 0.583%, (3 Month EUR-EURIBOR + 0.76%), 8/24/28 (b)(f)	560,000	550,182
Bank of Ireland Group PLC
6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (a)(b)	1,200,000	1,213,263
6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (b)(f)	465,000	470,139
BlueHub Loan Fund, Inc., 2.890%, 1/1/27	600,000	536,007
BNP Paribas SA, 4.375%, (3 Month EUR-EURIBOR + 1.45%), 1/13/29 (b)(f)	1,000,000	1,122,537
Boston Properties LP, 3.650%, 2/1/26	430,000	415,433
BPCE SA, 4.875%, 4/1/26 (a)	500,000	491,856
Brandywine Operating Partnership LP, 4.550%, 10/1/29	500,000	435,388
Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,515,968
Canary Wharf Group Investment Holdings PLC, 3.375%, 4/23/28 (f)	200,000	185,700
Ceska sporitelna AS, 0.500%, (3 Month EUR-EURIBOR + 0.780%), 9/13/28 (b)(f)	900,000	853,991
Citigroup, Inc.
2.561%, (SOFR + 1.167%), 5/1/32 (b)	500,000	418,497
3.352%, (3 Month USD SOFR CME + 1.158%), 4/24/25 (b)	475,000	472,451
4.412%, (SOFR + 3.914%), 3/31/31 (b)	750,000	721,562
Credit Agricole SA, 4.125%, 1/10/27 (a)	1,000,000	976,102
Discover Financial Services, 3.750%, 3/4/25	325,000	318,553
ING Groep NV, 4.625%, 1/6/26 (a)	750,000	746,329
JPMorgan Chase & Co., 6.070%, (SOFR + 1.330%), 10/22/27 (b)	1,090,000	1,122,104
Kreditanstalt fuer Wiederaufbau, 0.000%, 6/29/37	6,000,000	3,416,113
mBank SA, 0.966%, (3 Month EUR-EURIBOR + 1.25%), 9/21/27 (b)(f)	600,000	572,318
Morgan Stanley
Series MTN, 2.511%, (SOFR + 1.200%), 10/20/32 (b)	1,000,000	832,349
Series GMTN, 2.699%, (SOFR + 1.143%), 1/22/31 (b)	640,000	561,435
NHP Foundation, 5.850%, 12/1/28	800,000	824,954
Nuveen Finance LLC, 4.125%, 11/1/24 (a)	160,000	158,022
Regency Centers LP, 3.750%, 6/15/24	300,000	297,447
Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (a)	615,000	588,142
Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (a)	1,500,000	1,396,399
U.S. Bancorp, 3.600%, 9/11/24	493,000	487,028
USAA Capital Corp., 2.125%, 5/1/30 (a)	885,000	747,346
Ventas Realty LP, 3.500%, 2/1/25	500,000	490,545

		24,673,757

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

Security	Principal Amount*	Value
Government – 1.1%
European Investment Bank, 0.750%, 9/23/30	3,000,000	$2,440,026

		2,440,026

Industrial – 0.6%
HTA Group, Ltd., 7.000%, 12/18/25 (f)	500,000	495,186
Nature Conservancy (The), 1.154%, 7/1/27	430,000	378,097
WRKCo, Inc., 3.000%, 9/15/24	375,000	368,833

		1,242,116

Technology – 1.8%
Apple, Inc.
2.650%, 5/11/50	300,000	202,705
4.100%, 8/8/62	1,435,000	1,248,980
Black Knight InfoServ LLC, 3.625%, 9/1/28 (a)	200,000	189,500
Broadcom, Inc.
3.187%, 11/15/36 (a)	852,000	691,549
4.150%, 11/15/30	1,200,000	1,144,539
Microsoft Corp., 3.041%, 3/17/62	1,000,000	703,928

		4,181,201

Utilities – 0.7%
Aegea Finance Sarl
6.750%, 5/20/29 (a)	450,000	437,033
9.000%, 1/20/31 (a)	665,000	699,829
Clearway Energy Operating LLC, 3.750%, 2/15/31 (a)	560,000	485,942

		1,622,804

Total Corporate Bonds and Notes (Cost $66,448,519)		60,671,342

U.S. Government Agency Obligations – 19.2%
Federal Farm Credit Banks Funding Corp.
2.625%, 10/15/49	3,250,000	2,173,517
2.780%, 11/2/37	1,800,000	1,450,171
3.430%, 4/6/45	1,000,000	778,535
3.660%, 3/7/44	974,000	786,740
4.500%, 3/2/26	5,000,000	5,025,102
Federal Home Loan Bank Discount Notes , 0.000%, 2/26/24	4,000,000	3,985,007
Federal Home Loan Banks
0.900%, 2/26/27	3,000,000	2,714,756
2.375%, 3/14/25	2,710,000	2,645,354
3.250%, 11/16/28	5,000,000	4,867,168
4.125%, 3/13/26	3,500,000	3,494,934
Federal Home Loan Mortgage Corp. , 1.500%, 2/12/25	2,600,000	2,518,353
Federal National Mortgage Association
0.750%, 10/8/27	5,000,000	4,449,703
0.875%, 8/5/30	8,000,000	6,544,474
5.625%, 7/15/37	2,000,000	2,263,415

Total U.S. Government Agency Obligations (Cost $48,470,486)		43,697,229

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

Security	Principal Amount*	Value
Municipal Bonds – 6.5%
Colorado Health Facilities Authority, 4.480%, 12/1/40	940,000	$777,021
Commonwealth of Massachusetts, 4.110%, 7/15/31	1,219,941	1,206,593
Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (Insurer AGM)	435,000	420,121
County of Riverside, CA
2.963%, 2/15/27	670,000	643,637
3.070%, 2/15/28	670,000	640,383
District of Columbia, (Ingleside at Rock Creek)
3.432%, 4/1/42	430,000	347,109
4.125%, 7/1/27	345,000	336,676
Illinois Finance Authority, 3.510%, 5/15/41	1,000,000	771,033
Lancaster County Hospital Authority, PA, (Brethren Village)
5.000%, 7/1/24	165,000	164,925
5.000%, 7/1/25	135,000	134,830
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 3.968%, 7/1/27	205,000	199,240
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000	99,089
Massachusetts Educational Financing Authority
2.305%, 7/1/29	1,000,000	889,867
Series A, 5.455%, 7/1/33	600,000	595,881
Metropolitan Government of Nashville and Davidson County, TN, (Vanderbilt University), 3.235%, 7/1/52	800,000	528,315
New Jersey Educational Facilities Authority, 3.958%, 7/1/48 (Insurer AGM)	1,000,000	760,450
New York Transportation Development Corp., 4.248%, 9/1/35	440,000	429,055
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000	472,036
Oklahoma Development Finance Authority, (OU Medicine)
4.650%, 8/15/30 (Insurer AGM)	130,000	122,429
5.450%, 8/15/28	770,000	695,196
Oklahoma State University, 3.427%, 9/1/36	100,000	86,336
Oregon State University, 3.424%, 3/1/60 (Insurer BAM)	1,000,000	749,054
Pennsylvania Industrial Development Authority, 3.556%, 7/1/24 (a)	152,000	150,946
Redevelopment Authority of the City of Philadelphia, 2.339%, 9/1/30	1,000,000	872,144
Regents of the University of California Medical Center Pooled Revenue, 3.706%, 5/15/20	900,000	627,903
Southern Ohio Port Authority, 6.500%, 12/1/30	470,000	358,554
State Board of Administration Finance Corp., 1.258%, 7/1/25	375,000	356,758
University of Virginia, 4.179%, 9/1/17	1,000,000	834,679
Uptown Development Authority, 2.581%, 9/1/31 (Insurer AGM)	100,000	85,097
Wisconsin Health & Educational Facilities Authority
3.940%, 8/15/41	335,000	268,701
4.190%, 8/15/55	190,000	136,445

Total Municipal Bonds (Cost $16,924,910)		14,760,503

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

Security	Principal Amount*	Value
Asset Backed Securities – 2.8%
Aligned Data Centers Issuer LLC
Series 2021-1A, 1.937%, 8/15/46 (a)	660,000	$596,267
Series 2023-1A, 6.000%, 8/17/48 (a)	280,000	279,805
Avid Automobile Receivables Trust Series 2023-1, 7.120%, 3/15/27 (a)	545,000	545,800
CoreVest American Finance Ltd. Series 2020-4 , 2.250%, 12/15/52 (a)	100,000	83,688
FHF Trust Series 2022-1A, 4.430%, 1/18/28 (a)	258,977	255,796
Helios Issuer LLC Series 2023-GRID1, 5.750%, 12/20/50 (a)	402,562	414,602
Hertz Vehicle Financing III LLC Series 2023-2A, 5.570%, 9/25/29 (a)	760,000	772,413
Lendbuzz Securitization Trust
Series 2021-1A, 1.460%, 6/15/26 (a)	123,912	120,271
Series 2022-1A, 4.220%, 5/17/27 (a)	524,837	515,819
Series 2023-1A, 6.920%, 8/15/28 (a)	443,781	446,448
Series 2023-2A, 7.090%, 10/16/28 (a)	507,804	512,218
Series 2023-3A, 7.500%, 12/15/28 (a)	550,000	558,127
Mosaic Solar Loan Trust Series 2020-2A, 1.440%, 8/20/46 (a)	113,720	95,658
SBA Tower Trust Series 2014-2A, 3.869%, 10/15/49 (a)(c)	500,000	492,543
Tricolor Auto Securitization Trust
Series 2023-1A, 6.840%, 11/16/26 (a)	550,000	553,449
Series 2024-1A, 6.610%, 10/15/27 (a)	200,000	200,250

Total Asset Backed Securities (Cost $6,422,608)		6,443,154

Senior Floating Rate Interests – 2.1%
Communication Services – 0.3%
Charter Communications Operating LLC 2019 Term Loan B2, 7.083%, (1 mo. USD SOFR CME + 1.750%), 2/1/27 (b)	277,990	277,399
Go Daddy Operating Company LLC 2021 Term Loan B4, 7.447%, (1 mo. USD SOFR CME + 2.000%), 8/10/27 (b)	299,150	299,485
Xplornet Communications, Inc. 2021 Term Loan, 9.610%, (3 mo. USD SOFR CME + 4.000%), 10/2/28 (b)	165,436	78,955

		655,839

Consumer Discretionary – 0.1%
American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 7.433%, (1 mo. USD SOFR CME + 2.000%), 1/15/27 (b)	208,244	208,143
Crocs, Inc. 2023 Term Loan B, 8.498%, (3 mo. USD SOFR CME + 3.000%), 2/20/29 (b)	82,000	82,142

		290,285

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

Security	Principal Amount*		Value
Consumer Staples – 0.6%
Biogroup-LCD 2021 EUR Term Loan B, 7.466%, (3 mo. EUR EURIBOR + 3.500%), 2/9/28 (b)	465,000	EUR	$500,332
Boels Topholding BV 2021 EUR Term Loan B, 7.237%, (3 mo. EUR EURIBOR + 3.250%), 2/6/27 (b)	344,828	EUR	375,830
Insulet Corp. Term Loan B, 8.333%, (1 mo. USD SOFR CME + 3.250%), 5/4/28 (b)	258,375		258,892
Verisure Holding AB 2021 EUR Term Loan, 6.925%, (3 mo. EUR EURIBOR + 3.000%), 3/27/28 (b)	300,000	EUR	325,312

			1,460,366

Financials – 0.3%
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan, 8.138%, (3 mo. USD SOFR CME + 2.750%), 6/15/25 (b)	170,100		170,036
Russell Investments US Inst’l Holdco, Inc. 2020 Term Loan, 8.837%, (1 mo. USD SOFR CME + 3.500%), 5/30/25 (b)	377,463		357,174
USI, Inc. 2023 Term Loan B, 8.348%, (3 mo. USD SOFR CME + 3.000%), 11/22/29 (b)	164,176		164,132

			691,342

Industrials – 0.2%
Proampac PG Borrower LLC 2023 Term Loan, 9.868%, (3 mo. USD SOFR CME + 4.500%), 9/15/28 (b)	405,548		406,731

			406,731

Information Technology – 0.6%
AthenaHealth Group, Inc. 2022 Term Loan B, 8.583%, (1 mo. USD SOFR CME + 3.250%), 2/15/29 (b)	351,245		347,038
DCert Buyer, Inc. 2019 Term Loan B, 9.333%, (1 mo. USD SOFR CME + 4.000%), 10/16/26 (b)	379,968		378,156
Severin Acquisition LLC 2018 Term Loan B, 8.563%, (3 mo. USD SOFR CME + 3.250%), 8/1/27 (b)	100,000		100,261
SS&C European Holdings S.A.R.L., 2018 Term Loan B4, 7.197%, (1 mo. USD SOFR CME + 1.750%), 4/16/25 (b)	34,794		34,839
SS&C Technologies, Inc. 2018 Term Loan B3, 7.197%, (1 mo. USD SOFR CME + 1.750%), 4/16/25 (b)	36,849		36,866
Zelis Payments Buyer, Inc. Term Loan B, 8.067%, (3 mo. USD SOFR CME + 2.750%), 9/28/29 (b)	458,435		458,148

			1,355,308

Total Senior Floating Rate Interests (Cost $5,104,851)			4,859,871

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

Security	Principal Amount*		Value
Foreign Government & Agency Securities – 1.0%
City of Ottawa Ontario, 2.500%, 5/11/51	1,240,000	CAD	$643,790
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	629,851
Hong Kong Government International Bond, 2.500%, 5/28/24 (a)	750,000		743,318
Republic of Chile, 0.830%, 7/2/31	324,000	EUR	288,250

Total Foreign Government & Agency Securities (Cost $2,745,733)			2,305,209

Convertible Bonds – 0.3%
Consumer Discretionary – 0.0%(g)
Etsy, Inc.
0.125%, 10/1/26	110,000		115,335
0.125%, 9/1/27	50,000		41,565

			156,900

Health Care – 0.2%
Dexcom, Inc., 0.250%, 11/15/25	205,000		212,892
Insulet Corp., 0.375%, 9/1/26	195,000		208,650

			421,542

Technology – 0.1%
Block, Inc., 0.125%, 3/1/25	215,000		207,755

			207,755

Total Convertible Bonds (Cost $1,197,376)			786,197

Total Long Term Investments (Cost $267,455,363)			247,778,590

Total Investments – 108.6% (Cost $267,455,363)			247,778,590

Other Liabilities, less assets – (8.6)%			(19,603,315)

Net Assets – 100.0%			$228,175,275

* The principal amount is stated in U.S. dollars unless otherwise indicated.

(a) Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities was $40,399,813, representing 17.7% of net assets.

(b) Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c) Step coupon bond.

(d) Security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

(e) A portion or all of the security was purchased as a when issued or delayed delivery security.

(f) Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $5,590,898 or 2.5% of the Fund’s net assets.

(g) Amount is less than 0.05%.

Abbreviations

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

BAM — Build America Mutual

CAD — Canadian Dollar

EUR — Euro

At January 31, 2024, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)

United States Dollar	Canadian Dollar	Royal Bank of Canada	3/20/24	1,656,000	$1,240,227	$(17,785)

United States Dollar	Euro Currency	Toronto Dominion Bank	2/29/24	1,448,000	1,574,667	(3,931)

United States Dollar	Euro Currency	Deutsche Bank AG	3/20/24	2,930,000	3,189,047	35,705

United States Dollar	Pound Sterling	Morgan Stanley & Co. Inc.	3/20/24	132,000	168,154	291

						$14,280

At January 31, 2024, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)

10-Year Canadian Government Bond (Short)	27	$(2,432,498)	$(2,458,808)	3/19/24	$(26,310)

Euro-Buxl (Short)	4	(576,815)	(597,698)	3/7/24	(20,883)

Euro-Bund (Short)	5	(726,371)	(737,836)	3/7/24	(11,465)

Euro-Btp (Short)	12	(1,507,629)	(1,550,905)	3/7/24	(43,276)

Euro-Bobl (Short)	12	(1,560,268)	(1,545,039)	3/7/24	15,229

					$(86,705)

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

At January 31, 2024, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 2.560% Receive Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	9/21/29	$14,423,000	$914,366	$1,190,190	$(275,824)

Pay Fixed rate annually 2.970% Receive Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	3/15/53	1,350,000	160,056	5,193	154,863

Pay Fixed rate annually 3.720% Receive Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	3/15/28	2,535,000	28,499	(59,559)	88,058

Receive Fixed rate annually 3.750% Pay Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	6/21/25	4,845,000	(88,091)	(33,910)	(54,181)

Pay Fixed rate annually 3.380% Receive Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	9/20/53	3,945,000	122,711	346,034	(223,323)

Receive Fixed rate annually 2.560% Pay Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	9/21/29	6,925,000	(439,020)	(427,132)	(11,888)

Receive Fixed rate annually 3.910% Pay Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	9/20/30	3,315,000	43,415	5,087	38,328

Receive Fixed rate annually 4.310% Pay Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	12/20/28	1,525,000	44,037	(1,267)	45,304

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 4.470% Receive Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	12/20/43	$2,055,000	$(234,467)	$(43,500)	$(190,967)

Receive Fixed rate annually 3.280% Pay Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	3/20/54	3,390,000	(128,698)	6,137	(134,835)

Receive Fixed rate annually 3.440% Pay Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	3/20/44	7,040,000	(192,065)	(2,550)	(189,515)

Pay Fixed rate annually 4.030% Receive Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	3/20/26	41,960,000	(74,891)	(37,238)	(37,653)

Receive Fixed rate annually 3.880% Pay Floating rate annually 12 month SOFR	Morgan Stanley/ LCH	9/20/33	3,885,000	66,467	81,418	(14,951)

					$1,028,903	$(806,584)

At January 31, 2024, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type
Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Morgan Stanley & Co. International	2.470%	USA-CPI-U	7/10/53	$2,280,000	$(1,157)	$-	$(1,157)

						$-	$(1,157)

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (Unaudited)

At January 31, 2024, the Fund had the following centrally cleared credit default swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount (a)	Value (b)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Sell Protection (c):

CDX-NAHY, Series 41, Version 2,5 Year Index, Fixed Rate 5.000% (d)	Morgan Stanley/ ICE	12/20/28	$3,618,450	$231,864	$184,213	$47,651

					$184,213	$47,651

(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap and deliver/(take delivery) of the referenced obligation or underlying securities comprising the referenced index or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(d) Ratings of Moody’s/S&P — B1/B+

Abbreviations

ICE — Intercontinental Exchange

LCH — London Clearing House

USA-CPI-U — U.S.A. Consumers Price Index Urban Consumers NSA

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI FUNDS EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Domini Funds, you incur two types of costs:

(1) Transaction costs such as sales charges (loads) on Class A shares and

(2) Ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on August 1, 2023 and held through January 31, 2024.

Certain Account Fees

Some accounts are subject to recurring annual service fees and maintenance fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expense would be higher. You may avoid the annual service fee by choosing paperless electronic delivery of statements, prospectuses, shareholder reports and other materials.

Actual Expenses

The line of the table captioned ‘‘Actual Expenses’’ below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000.

(2) Multiply your result in step 1 by the number in the first line under the heading ‘‘Expenses Paid During Period’’ in the table.

The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Expenses	Beginning Account Value as of 8/1/2023	Ending Account Value As Of 1/31/2024	Expenses Paid During Period 8/1/2023 – 1/31/2024
Domini Impact Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,069.00	$5.10[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.20	$4.98[1]
Domini Impact Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,068.20	$5.67[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.70	$5.53[1]
Domini Impact Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$1,070.40	$3.64[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.60	$3.56[1]
Domini Impact Equity Fund Class Y Shares	Actual Expenses	$1,000.00	$1,069.90	$4.16[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.10	$4.06[1]
Domini International Opportunities Fund Investor Shares	Actual Expenses	$1,000.00	$1,030.60	$7.15[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.10	$7.10[2]
Domini International Opportunities Fund Institutional Shares	Actual Expenses	$1,000.00	$1,030.50	$5.87[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.40	$5.84[2]
Domini Sustainable Solutions Fund Investor Shares	Actual Expenses	$1,000.00	$1,049.00	$7.21[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.10	$7.10[3]
Domini Sustainable Solutions Fund Institutional Shares	Actual Expenses	$1,000.00	$1,050.10	$5.93[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.40	$5.84[3]
Domini Impact International Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,054.50	$6.82[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.50	$6.70[4]
Domini Impact International Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,053.70	$7.23[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.10	$7.10[4]

Fund Name	Expenses	Beginning Account Value as of 8/1/2023	Ending Account Value As Of 1/31/2024	Expenses Paid During Period 8/1/2023 – 1/31/2024
Domini Impact International Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$1,057.50	$4.91[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.40	$4.82[4]
Domini Impact International Equity Fund Class Y Shares	Actual Expenses	$1,000.00	$1,057.70	$4.97[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.30	$4.88[4]
Domini Impact Bond Fund Investor Shares	Actual Expenses	$1,000.00	$1,036.20	$4.45[5]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.80	$4.42[5]
Domini Impact Bond Fund Institutional Shares	Actual Expenses	$1,000.00	$1,037.90	$2.92[5]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,022.30	$2.90[5]
Domini Impact Bond Fund Class Y Shares	Actual Expenses	$1,000.00	$1,037.30	$3.33[5]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.90	$3.30[5]

1Expenses are equal to the Fund’s annualized expense ratio of 0.98% for Investor shares, or 1.09% for Class A shares, or 0.70% for Institutional shares, or 0.80% for Class Y shares, multiplied by average account value over the period, multiplied by 184, and divided by 366.

2Expenses are equal to the Fund’s annualized expense ratio of 1.40% for Investor shares, or 1.15% for Institutional shares, multiplied by average account value over the period, multiplied by 184, and divided by 366.

3Expenses are equal to the Fund’s annualized expense ratio of 1.40% for Investor shares, or 1.15% for Institutional shares, multiplied by average account value over the period, multiplied by 184, and divided by 366.

4Expenses are equal to the Fund’s annualized expense ratio of 1.32% for Investor shares, or 1.40% for Class A shares, or 0.95% for Institutional shares, or 0.96% for Class Y shares, multiplied by average account value over the period, multiplied by 184, and divided by 366.

5Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Investor shares, or 0.57% for Institutional shares or 0.65% for Class Y shares, multiplied by average account value over the period, multiplied by 184, and divided by 366.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2024 (Unaudited)

Domini Impact Equity Fund
ASSETS
Investments, at value (cost $528,975,685)	$991,193,613
Cash	13,325,146
Foreign currency, at value (cost $55,471)	55,591
Receivable for capital shares	11,610
Dividend receivable	848,662
Tax reclaim receivable	207,076

Total assets	1,005,641,698

LIABILITIES
Payable for capital shares	303,456
Management fee payable	547,702
Distribution fee payable	177,200
Other accrued expenses	371,618
Foreign tax payable	4,921

Total liabilities	1,404,897

NET ASSETS	$1,004,236,801

NET ASSETS CONSISTS OF
Paid-in capital	$534,560,143
Total distributable earnings (loss)	469,676,658

NET ASSETS	$1,004,236,801

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	844,855,751

Outstanding shares of beneficial interest	25,586,263

Net asset value and offering price per share	$33.02

Class A Shares
Net assets	6,279,770

Outstanding shares of beneficial interest	190,922

Net asset value and offering price per share	$32.89

Maximum offering price per share (net asset value per share / (1-4.75%))	$34.53

Institutional Shares
Net assets	138,392,429

Outstanding shares of beneficial interest	4,232,376

Net asset value and offering price per share	$32.70

Class Y Shares
Net assets	14,708,851

Outstanding shares of beneficial interest	449,053

Net asset value and offering price per share	$32.76

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2024 (Unaudited)

Domini International Opportunities Fund
ASSETS
Investments, at value (cost $20,677,284)	$23,029,751
Cash	229,773
Foreign currency, at value (cost $48,337)	48,466
Receivable for capital shares	175
Dividend receivable	22,667
Tax reclaim receivable	48,727

Total assets	23,379,559

LIABILITIES
Management fee payable	16,559
Other accrued expenses	13,074
Foreign tax payable	2,474

Total liabilities	32,107

NET ASSETS	$23,347,452

NET ASSETS CONSISTS OF
Paid-in capital	$22,888,760
Total distributable earnings (loss)	458,692

NET ASSETS	$23,347,452

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	3,625,066

Outstanding shares of beneficial interest	349,371

Net asset value and offering price per share	$10.38

Institutional Shares
Net assets	19,722,386

Outstanding shares of beneficial interest	1,901,006

Net asset value and offering price per share	$10.37

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2024 (Unaudited)

Domini Sustainable Solutions Fund
ASSETS
Investments, at value (cost $26,163,107)	$33,406,013
Cash	700,249
Foreign currency, at value (cost $47,994)	47,595
Receivable for capital shares	410
Dividend receivable	2,852
Tax reclaim receivable	16,954

Total assets	34,174,073

LIABILITIES
Management fee payable	25,999
Other accrued expenses	24,703

Total liabilities	50,702

NET ASSETS	$34,123,371

NET ASSETS CONSISTS OF
Paid-in capital	$32,354,108
Total distributable earnings (loss)	1,769,263

NET ASSETS	$34,123,371

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	18,494,482

Outstanding shares of beneficial interest	1,269,308

Net asset value and offering price per share	$14.57

Institutional Shares
Net assets	15,628,889

Outstanding shares of beneficial interest	1,064,350

Net asset value and offering price per share	$14.68

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2024 (Unaudited)

Domini Impact International Equity Fund
ASSETS
Investments, at value (cost $647,738,389)	$787,459,428
Cash	6,317,704
Foreign currency, at value (cost $23,597)	23,703
Receivable for securities sold	28,503,084
Receivable for capital shares	342,864
Dividend receivable	3,062,274
Tax reclaim receivable	4,286,989

Total assets	829,996,046

LIABILITIES
Payable for securities purchased	27,654,951
Payable for capital shares	433,967
Management fee payable	585,817
Distribution fee payable	38,113
Other accrued expenses	361,248
Foreign tax payable	505,880

Total liabilities	29,579,976

NET ASSETS	$800,416,070

NET ASSETS CONSISTS OF
Paid-in capital	$843,734,484
Total distributable earnings (loss)	(43,318,414)

NET ASSETS	$800,416,070

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	170,878,173

Outstanding shares of beneficial interest	19,938,508

Net asset value and offering price per share	$8.57

Class A Shares
Net assets	9,607,658

Outstanding shares of beneficial interest	1,042,618

Net asset value and offering price per share	$9.21

Maximum offering price per share (net asset value per share / (1-4.75%))	$9.67

Institutional Shares
Net assets	402,471,229

Outstanding shares of beneficial interest	47,879,714

Net asset value and offering price per share	$8.41

Class Y Shares
Net assets	217,459,010

Outstanding shares of beneficial interest	25,806,829

Net asset value and offering price per share	$8.43

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2024 (Unaudited)

Domini Impact Equity Fund
INCOME
Dividends (net of foreign taxes $74,858)	$6,508,815
Interest income	110,284

Investment Income	6,619,099

EXPENSES
Management/Sponsorship fees	3,064,151
Distribution fees – Investor Shares	990,932
Distribution fees – Class A Shares	7,473
Transfer agent fees – Investor Shares	187,832
Transfer agent fees – Class A Shares	2,448
Transfer agent fees – Class Y Shares	8,085
Custody and accounting fees	18,001
Professional fees	14,897
Registration fees – Investor Shares	1,718
Registration fees – Class A Shares	14,359
Registration fees – Institutional Shares	8,683
Registration fees – Class Y Shares	15,260
Shareholder communication fees	2,865
Miscellaneous	63,989
Trustees fees	37,049
Shareholder service fees – Investor Shares	19,918
Shareholder service fees – Class A Shares	128
Shareholder service fees – Institutional Shares	78
Shareholder service fees – Class Y Shares	51

Total expenses	4,457,917
Fees waived and expenses reimbursed	(31,628)

Net expenses	4,426,289

NET INVESTMENT INCOME (LOSS)	2,192,810

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	12,971,350
Foreign currency	(2,342)

Net realized gain (loss)	12,969,008

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	49,336,479
Translation of assets and liabilities in foreign currencies	152

Net change in unrealized appreciation (depreciation)	49,336,631

NET REALIZED AND UNREALIZED GAIN (LOSS)	62,305,639

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,498,449

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2024 (Unaudited)

Domini International Opportunities Fund
INCOME
Dividends (net of foreign taxes $13,640)	$156,912

Investment Income	156,912

EXPENSES
Management fees	93,029
Distribution fees – Investor Shares	4,117
Transfer agent fees – Investor Shares	23,032
Transfer agent fees – Institutional Shares	228
Custody and accounting fees	100,554
Professional fees	13,005
Registration fees – Investor Shares	16,363
Registration fees – Institutional Shares	17,360
Shareholder communication fees	1,836
Miscellaneous	6,464
Trustees fees	852
Shareholder service fees – Investor Shares	424
Shareholder service fees – Institutional Shares	4

Total expenses	277,268
Fees waived and expenses reimbursed	(147,313)

Net expenses	129,955

NET INVESTMENT INCOME (LOSS)	26,957

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(159,637)
Foreign currency	(2,545)

Net realized gain (loss)	(162,182)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	835,142
Translation of assets and liabilities in foreign currencies	(1,206)

Net change in unrealized appreciation (depreciation)	833,936

NET REALIZED AND UNREALIZED GAIN (LOSS)	671,754

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$698,711

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2024 (Unaudited)

Domini Sustainable Solutions Fund
INCOME
Dividends (net of foreign taxes $4,805)	$159,607

Investment Income	159,607

EXPENSES
Management fees	135,553
Distribution fees – Investor Shares	21,467
Transfer agent fees – Investor Shares	32,462
Transfer agent fees – Institutional Shares	406
Custody and accounting fees	29,894
Professional fees	22,320
Registration fees – Investor Shares	7,912
Registration fees – Institutional Shares	7,790
Shareholder communication fees	2,676
Miscellaneous	13,409
Trustees fees	1,240
Shareholder service fees – Investor Shares	1,418
Shareholder service fees – Institutional Shares	21

Total expenses	276,568
Fees waived and expenses reimbursed	(71,740)

Net expenses	204,828

NET INVESTMENT INCOME (LOSS)	(45,221)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(700,013)
Foreign currency	3,190

Net realized gain (loss)	(696,823)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	2,349,748
Translation of assets and liabilities in foreign currencies	(1,401)

Net change in unrealized appreciation (depreciation)	2,348,347

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,651,524

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,606,303

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2024 (Unaudited)

Domini Impact International Equity Fund
INCOME
Dividends (net of foreign taxes $771,029)	$9,697,327
Interest income	92,304

Investment Income	9,789,631

EXPENSES
Management fees	3,374,215
Distribution fees – Investor Shares	204,243
Distribution fees – Class A Shares	11,463
Transfer agent fees – Investor Shares	66,230
Transfer agent fees – Class A Shares	3,665
Transfer agent fees – Institutional Shares	1,556
Transfer agent fees – Class Y Shares	49,213
Custody and accounting fees	168,233
Professional fees	26,702
Registration fees – Investor Shares	884
Registration fees – Class A Shares	15,148
Registration fees – Institutional Shares	9,997
Shareholder communication fees	28,706
Miscellaneous	26,694
Trustees fees	31,822
Shareholder service fees – Investor Shares	7,701
Shareholder service fees – Class A Shares	243
Shareholder service fees – Institutional Shares	193
Shareholder service fees – Class Y Shares	56

Total expenses	4,026,964
Fees waived and expenses reimbursed	(11,863)

Net expenses	4,015,101

NET INVESTMENT INCOME (LOSS)	5,774,530

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	8,388,101
Foreign currency	(232,172)

Net realized gain (loss)	8,155,929

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	24,745,943
Translation of assets and liabilities in foreign currencies	(50,347)

Net change in unrealized appreciation (depreciation)	24,695,596

NET REALIZED AND UNREALIZED GAIN (LOSS)	32,851,525

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,626,055

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,192,810	$4,256,604
Net realized gain (loss)	12,969,008	4,086,585
Net change in unrealized appreciation (depreciation)	49,336,631	83,354,531

Net Increase (Decrease) in Net Assets Resulting from Operations	64,498,449	91,697,720

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(6,083,140)	(14,651,205)
Class A Shares	(45,456)	(122,344)
Institutional Shares	(1,466,124)	(3,012,350)
Class Y Shares	(126,444)	(221,673)

Net Decrease in Net Assets from Distributions	(7,721,164)	(18,007,572)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	19,571,138	28,743,602
Net asset value of shares issued in reinvestment of distributions and dividends	7,013,649	16,499,985
Payments for shares redeemed	(40,596,771)	(74,207,370)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(14,011,984)	(28,963,783)

Total Increase (Decrease) in Net Assets	42,765,301	44,726,365

NET ASSETS
Beginning of period	$961,471,500	$916,745,135

End of period	$1,004,236,801	$961,471,500

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$26,957	$220,891
Net realized gain (loss)	(162,182)	(1,108,433)
Net change in unrealized appreciation (depreciation)	833,936	3,609,339

Net Increase (Decrease) in Net Assets Resulting from Operations	698,711	2,721,797

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(6,134)	(25,994)
Institutional Shares	(69,104)	(195,470)

Net Decrease in Net Assets from Distributions	(75,238)	(221,464)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	437,979	446,768
Net asset value of shares issued in reinvestment of distributions and dividends	75,123	221,254
Payments for shares redeemed	(421,203)	(1,858,552)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	91,899	(1,190,530)

Total Increase (Decrease) in Net Assets	715,372	1,309,803

NET ASSETS
Beginning of period	$22,632,080	$21,322,277

End of period	$23,347,452	$22,632,080

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(45,221)	$(37,948)
Net realized gain (loss)	(696,823)	(1,960,207)
Net change in unrealized appreciation (depreciation)	2,348,347	2,396,059

Net Increase (Decrease) in Net Assets Resulting from Operations	1,606,303	397,904

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	-	-
Institutional Shares	-	-

Net Decrease in Net Assets from Distributions	-	-

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	1,216,690	6,787,475
Net asset value of shares issued in reinvestment of distributions and dividends	-	-
Payments for shares redeemed	(1,945,669)	(2,692,254)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(728,979)	4,095,221

Total Increase (Decrease) in Net Assets	877,324	4,493,125

NET ASSETS
Beginning of period	$33,246,047	$28,752,922

End of period	$34,123,371	$33,246,047

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,774,530	$19,793,912
Net realized gain (loss)	8,155,929	(92,150,247)
Net change in unrealized appreciation (depreciation)	24,695,596	180,873,470

Net Increase (Decrease) in Net Assets Resulting from Operations	38,626,055	108,517,135

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(670,463)	(4,451,329)
Class A Shares	(10,225)	(213,484)
Institutional Shares	(3,300,401)	(14,715,996)
Class Y Shares	(1,575,194)	(9,728,982)

Net Decrease in Net Assets from Distributions	(5,556,283)	(29,109,791)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	45,001,964	178,751,628
Net asset value of shares issued in reinvestment of distributions and dividends	4,388,725	23,163,056
Payments for shares redeemed	(125,016,910)	(707,766,547)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(75,626,221)	(505,851,863)

Total Increase (Decrease) in Net Assets	(42,556,449)	(426,444,519)

NET ASSETS
Beginning of period	$842,972,519	$1,269,417,038

End of period	$800,416,070	$842,972,519

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31,
		2023	2022		2021		2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$31.12	$28.71	$34.82		$26.72		$22.48		$24.18

Income from investment operations:
Net investment income (loss)	0.08	0.16	0.03		0.08		0.15	[1]	0.18
Net realized and unrealized gain (loss) on investments	2.06	2.80	(4.08)		8.74		4.69	[1]	0.81

Total Income (loss) From Investment Operations	2.14	2.96	(4.05)		8.82		4.84		0.99

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.04)	(0.11)	(0.01)		(0.09)		(0.14)		(0.21)
Distributions to shareholders from net realized gain	(0.20)	(0.44)	(2.05)		(0.63)		(0.46)		(2.48)

Total Distributions	(0.24)	(0.55)	(2.06)		(0.72)		(0.60)		(2.69)
Redemption fee proceeds [1]	-	-	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$33.02	$31.12	$28.71		$34.82		$26.72		$22.48

Total return [3]	6.90%	10.60%	(12.65)%		33.43%		21.98%		6.31%
Portfolio turnover	3%	9%	6%		23%		21%		95%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$845	$810	$776		$927		$719		$643
Ratio of expenses to average net assets	0.98%	1.00%	1.05%		1.09%		1.08%	[4,5]	1.07%	[4,5]
Ratio of gross expenses to average net assets	0.98%	1.00%	1.05%		1.09%		1.09%		1.09%
Ratio of net investment income (loss) to average net assets	0.42%	0.45%	0.14%		0.24%		0.65%		0.96%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.07% for the year ended July 31, 2019 and 1.08% for the year ended July 31, 2020.

5 Reflects a waiver of fees by the Manager, the Sponsor and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2024 (unaudited)		Year Ended July 31,
			2023		2022		2021		2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$31.02		$28.66		$34.79		$26.70		$22.46		$24.17

Income from investment operations:
Net investment income (loss)	(0.34)		(0.73)		(0.12)		(0.46)		0.15	[1]	0.23
Net realized and unrealized gain (loss) on investments	2.45		3.65		(3.94)		9.27		4.69	[1]	0.75

Total Income (loss) From Investment Operations	2.11		2.92		(4.06)		8.81		4.84		0.98
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.04)		(0.12)		(0.02)		(0.09)		(0.14)		(0.21)
Distributions to shareholders from net realized gain	(0.20)		(0.44)		(2.05)		(0.63)		(0.46)		(2.48)

Total Distributions	(0.24)		(0.56)		(2.07)		(0.72)		(0.60)		(2.69)
Redemption fee proceeds[1]	-		-		-		-		-		0.00	[2]

Net asset value, end of period	$32.89		$31.02		$28.66		$34.79		$26.70		$22.46

Total return[3]	6.82%		10.48%		(12.67)%		33.42%		22.01%		6.28%
Portfolio turnover	3%		9%		6%		23%		21%		95%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$6		$6		$6		$8		$6		$7
Ratio of expenses to average net assets	1.09%	[4]	1.09%	[4]	1.09%	[4]	1.09%	[4]	1.09%	[4,5]	1.09%	[4,5]
Ratio of gross expenses to average net assets	1.55%		1.34%		1.37%		1.31%		1.47%		1.43%
Ratio of net investment income (loss) to average net assets	0.31%		0.35%		0.10%		0.24%		0.64%		0.95%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Total return does not reflect sales commissions and is not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager, the Sponsor and the Distributor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.09% for the year ended July 31, 2019 and 1.09% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31,
		2023	2022	2021		2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$30.88	$28.56	$34.60	$26.59		$22.41		$24.18

Income from investment operations:
Net investment income (loss)	0.06	0.18	0.12	0.28		0.23	[1]	0.08
Net realized and unrealized gain (loss) on investments	2.10	2.83	(4.05)	8.60		4.67	[1]	0.98

Total Income (loss) From Investment Operations	2.16	3.01	(3.93)	8.88		4.90		1.06
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.14)	(0.25)	(0.06)	(0.24)		(0.26)		(0.35)
Distributions to shareholders from net realized gain	(0.20)	(0.44)	(2.05)	(0.63)		(0.46)		(2.48)

Total Distributions	(0.34)	(0.69)	(2.11)	(0.87)		(0.72)		(2.83)
Redemption fee proceeds [1]	-	-	-	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$32.70	$30.88	$28.56	$34.60		$26.59		$22.41

Total return [3]	7.04%	10.91%	(12.36)%	33.89%		22.43%		6.69%
Portfolio turnover	3%	9%	6%	23%		21%		95%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$138	$134	$125	$154		$113		$99
Ratio of expenses to average net assets	0.70%	0.71%	0.73%	0.74%		0.74%	[4]	0.74%	[4,5]
Ratio of gross expenses to average net assets	0.70%	0.71%	0.73%	0.74%		0.74%		0.76%
Ratio of net investment income (loss) to average net assets	0.70%	0.73%	0.46%	0.59%		0.99%		1.31%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.74% for the year ended July 31, 2019 and 0.74% for the year ended July 31, 2020.

5 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS Y SHARES (FORMERLY CLASS R SHARES)

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2024 (unaudited)		Year Ended July 31,
			2023		2022		2021		2020		2019
For a share outstanding for the period:
Net Asset Value, beginning of period	$30.92		$28.60		$34.66		$26.62		$22.42		$24.18

Income from investment operations:
Net investment income (loss)	7.60		5.43		7.56		7.50		0.21	[1]	3.04
Net realized and unrealized gain (loss) on investments	(5.44)		(2.44)		(11.52)		1.37		4.68	[1]	(2.00)

Total Income (loss) From Investment Operations	2.16		2.99		(3.96)		8.87		4.89		1.04
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.12)		(0.23)		(0.05)		(0.20)		(0.23)		(0.32)
Distributions to shareholders from net realized gain	(0.20)		(0.44)		(2.05)		(0.63)		(0.46)		(2.48)

Total Distributions	(0.32)		(0.67)		(2.10)		(0.83)		(0.69)		(2.80)
Redemption fee proceeds [1]	-		-		-		0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$32.76		$30.92		$28.60		$34.66		$26.62		$22.42

Total return [3]	6.99%		10.78%		(12.42)%		33.81%		22.34%		6.62%
Portfolio turnover	3%		9%		6%		23%		21%		95%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$15		$11		$9		$10		$6		$20
Ratio of expenses to average net assets	0.80%	[4]	0.80%	[4]	0.80%	[4]	0.80%	[4]	0.79%	[4,5]	0.80%	[4,5]
Ratio of gross expenses to average net assets	1.10%		0.95%		1.02%		1.05%		0.94%		0.88%
Ratio of net investment income (loss) to average net assets	0.60%		0.64%		0.40%		0.51%		0.92%		1.23%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.80% for the year ended July 31, 2019 and 0.79% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND — INVESTOR  SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2024 (unaudited)		Year Ended July 31,				For the Period November 30, 2020 (commencement of operations) through July 31, 2021
			2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$10.09		$8.96		$11.08		$10.00

Income from investment operations:
Net investment income (loss)	0.01		0.08		0.08		0.04
Net realized and unrealized gain (loss) on investments	0.30		1.14		(2.05)		1.09

Total Income (loss) From Investment Operations	0.31		1.22		(1.97)		1.13

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.02)		(0.09)		(0.07)		(0.05)
Distributions to shareholders from net realized gain	-		-		(0.08)		-

Total Distributions	(0.02)		(0.09)		(0.15)		(0.05)
Redemption fee proceeds [1]	-		-		-		0.00	[2]

Net asset value, end of period	$10.38		$10.09		$8.96		$11.08

Total return [3]	3.06%		13.60%		(17.88)%		11.31%
Portfolio turnover	8%		18%		20%		16%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$4		$3		$3		$2
Ratio of expenses to average net assets	1.40%	[4]	1.40%	[4]	1.40%	[4]	1.40%	[4]
Ratio of gross expenses to average net assets	4.76%		4.32%		4.36%		4.88%
Ratio of net investment income (loss) to average net assets	0.02%		0.85%		0.84%		0.80%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND — INSTITUTIONAL  SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2024 (unaudited)		Year Ended July 31,				For the Period November 30, 2020 (commencement of operations) through July 31, 2021
			2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$10.10		$8.96		$11.08		$10.00

Income from investment operations:
Net investment income (loss)	0.02		0.10		0.11		0.06
Net realized and unrealized gain (loss) on investments	0.29		1.14		(2.05)		1.08

Total Income (loss) From Investment Operations	0.31		1.24		(1.94)		1.14
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.04)		(0.10)		(0.10)		(0.06)
Distributions to shareholders from net realized gain	-		-		(0.08)		-

Total Distributions	(0.04)		(0.10)		(0.18)		(0.06)
Redemption fee proceeds [1]	-		-		-		-

Net asset value, end of period	$10.37		$10.10		$8.96		$11.08

Total return [2]	3.05%		13.88%		(17.65)%		11.44%
Portfolio turnover	8%		18%		20%		16%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$20		$19		$19		$24
Ratio of expenses to average net assets	1.15%	[3]	1.15%	[3]	1.15%	[3]	1.15%	[3]
Ratio of gross expenses to average net assets	2.14%		2.19%		1.79%		2.00%
Ratio of net investment income (loss) to average net assets	0.29%		1.09%		1.03%		0.84%

1 Based on average shares outstanding.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2024 (unaudited)		Year Ended July 31,						For the Period April 1, 2020 (commencement of operations) through July 31, 2020
			2023		2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$13.89		$13.79		$19.06		$15.28		$10.00

Income from investment operations:
Net investment income (loss)	(0.02)		(0.03)		(0.10)		(0.12)		(0.02)
Net realized and unrealized gain (loss) on investments	0.70		0.13		(4.45)		4.54		5.30

Total Income (loss) From Investment Operations	0.68		0.10		(4.55)		4.42		5.28

Less dividends and/or distributions:
Dividends to shareholders from net investment income	-		-		-		-		-
Distributions to shareholders from net realized gain	-		-		(0.72)		(0.64)		-

Total Distributions	-		-		(0.72)		(0.64)		-
Redemption fee proceeds [1]	-		-		-		0.00	[2]	-

Net asset value, end of period	$14.57		$13.89		$13.79		$19.06		$15.28

Total return [3]	4.90%		0.73%		(24.60)%		28.94%		52.80%
Portfolio turnover	18%		39%		51%		65%		10%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$18		$18		$16		$19		$7
Ratio of expenses to average net assets	1.40%	[4]	1.40%	[4]	1.40%	[4]	1.40%	[4]	1.37%	[4,5]
Ratio of gross expenses to average net assets	2.02%		2.05%		1.99%		2.12%		3.95%
Ratio of net investment income (loss) to average net assets	(0.41)%		(0.25)%		(0.59)%		(0.87)%		(0.94)%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.37% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2024 (unaudited)		Year Ended July 31,						For the Period April 1, 2020 (commencement of operations) through July 31, 2020
			2023		2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$13.98		$13.85		$19.12		$15.29		$10.00

Income from investment operations:
Net investment income (loss)	(0.01)		(0.00)		(0.06)		(0.10)		(0.02)
Net realized and unrealized gain (loss) on investments	0.71		0.13		(4.46)		4.57		5.31

Total Income (loss) From Investment Operations	0.70		0.13		(4.52)		4.47		5.29
Less dividends and/or distributions:
Dividends to shareholders from net investment income	-		-		(0.03)		-		-
Distributions to shareholders from net realized gain	-		-		(0.72)		(0.64)		-

Total Distributions	-		-		(0.75)		(0.64)		-
Redemption fee proceeds [1]	-		-		-		-		-

Net asset value, end of period	$14.68		$13.98		$13.85		$19.12		$15.29

Total return [2]	5.01%		0.94%		(24.39)%		29.25%		52.90%
Portfolio turnover	18%		39%		51%		65%		10%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$16		$16		$13		$19		$12
Ratio of expenses to average net assets	1.15%	[3]	1.15%	[3]	1.15%	[3]	1.15%	[3]	1.12%	[3,4]
Ratio of gross expenses to average net assets	1.40%		1.53%		1.40%		1.43%		2.89%
Ratio of net investment income (loss) to average net assets	(0.14)%		0.02%		(0.37)%		(0.62)%		(0.61)%

1 Based on average shares outstanding.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.12% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2024 (unaudited)		Year Ended July 31,
		2023	2022		2021		2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$8.16	$7.39	$9.29		$7.28		$7.74		$8.72

Income from investment operations:
Net investment income (loss)	0.06	0.21	0.16		0.19		0.08		0.15
Net realized and unrealized gain (loss) on investments	0.38	0.76	(1.95)		1.94		(0.33)		(0.77)

Total Income (loss) From Investment Operations	0.44	0.97	(1.79)		2.13		(0.25)		(0.62)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.03)	(0.20)	(0.11)		(0.12)		(0.21)		(0.13)
Distributions to shareholders from net realized gain	-	-	-		-		-		(0.23)

Total Distributions	(0.03)	(0.20)	(0.11)		(0.12)		(0.21)		(0.36)
Redemption fee proceeds [1]	-	-	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$8.57	$8.16	$7.39		$9.29		$7.28		$7.74

Total return [3]	5.45%	13.17%	(19.23)%		29.34%		(3.49)%		(6.81)%
Portfolio turnover	38%	90%	88%		88%		98%		77%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$171	$171	$201		$292		$397		$432
Ratio of expenses to average net assets	1.32%	1.33%	1.34%		1.37%		1.36%	[4,5]	1.41%	[4]
Ratio of gross expenses to average net assets	1.32%	1.33%	1.34%		1.37%		1.38%		1.41%
Ratio of net investment income (loss) to average net assets	1.21%	1.75%	1.40%		1.32%		0.93%		1.70%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.41% for the year ended July 31, 2019 and 1.36% for the year ended July 31, 2020.

5 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31,
		2023	2022	2021	2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$8.75	$7.90	$9.91	$7.77	$8.22		$9.18

Income from investment operations:
Net investment income (loss)	0.15	0.67	0.21	0.25	0.14		0.34
Net realized and unrealized gain (loss) on investments	0.32	0.36	(2.12)	2.02	(0.42)		(0.99)

Total Income (loss) From Investment Operations	0.47	1.03	(1.91)	2.27	(0.28)		(0.65)
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.01)	(0.18)	(0.10)	(0.13)	(0.17)		(0.08)
Distributions to shareholders from net realized gain	-	-	-	-	-		(0.23)

Total Distributions	(0.01)	(0.18)	(0.10)	(0.13)	(0.17)		(0.31)
Redemption fee proceeds [1]	-	-	-	-	-		0.00	[2]

Net asset value, end of period	$9.21	$8.75	$7.90	$9.91	$7.77		$8.22

Total return [3]	5.37%	13.17%	(19.26)%	29.31%	(3.58)%		(6.83)%
Portfolio turnover	38%	90%	88%	88%	98%		77%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$10	$10	$15	$21	$21		$27
Ratio of expenses to average net assets	1.40%	1.39%	1.37%	1.38%	1.40%	[4,5]	1.43%	[4]
Ratio of gross expenses to average net assets	1.66%	1.39%	1.37%	1.38%	1.54%		1.43%
Ratio of net investment income (loss) to average net assets	1.13%	1.63%	1.37%	1.27%	0.86%		1.41%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Total return does not reflect sales commissions and is not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.43% for the year ended July 31, 2019 and 1.41% for the year ended July 31, 2020.

5 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31,
		2023	2022		2021		2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$8.02	$7.30	$9.19		$7.23		$7.69		$8.70

Income from investment operations:
Net investment income (loss)	0.06	0.16	0.16		0.16		0.09		0.18
Net realized and unrealized gain (loss) on investments	0.40	0.82	(1.89)		1.99		(0.30)		(0.78)

Total Income (loss) From Investment Operations	0.46	0.98	(1.73)		2.15		(0.21)		(0.60)
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.07)	(0.26)	(0.16)		(0.19)		(0.25)		(0.18)
Distributions to shareholders from net realized gain	-	-	-		-		-		(0.23)

Total Distributions	(0.07)	(0.26)	(0.16)		(0.19)		(0.25)		(0.41)
Redemption fee proceeds [1]	-	-	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$8.41	$8.02	$7.30		$9.19		$7.23		$7.69

Total return [3]	5.75%	13.66%	(18.88)%		29.80%		(3.05)%		(6.49)%
Portfolio turnover	38%	90%	88%		88%		98%		77%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$402	$407	$525		$636		$473		$524
Ratio of expenses to average net assets	0.95%	0.92%	0.89%		0.91%		0.95%	[4]	1.01%	[4]
Ratio of gross expenses to average net assets	0.95%	0.92%	0.89%		0.91%		0.95%		1.01%
Ratio of net investment income (loss) to average net assets	1.57%	2.11%	1.91%		1.79%		1.33%		2.30%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.01% for the year ended July 31, 2019 and 0.95% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND —  CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2024 (unaudited)	2023	Year Ended July 31,					2019
			2022	2021		2020
For a share outstanding for the period:
Net asset value, beginning of period	$8.03	$7.30	$9.20	$7.23		$7.70		$8.71

Income from investment operations:
Net investment income (loss)	0.06	0.19	0.16	0.11		0.12		0.23
Net realized and unrealized gain (loss) on investments	0.40	0.79	(1.90)	2.04		(0.35)		(0.83)

Total Income (loss) From Investment Operations	0.46	0.98	(1.74)	2.15		(0.23)		(0.60)
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.06)	(0.25)	(0.16)	(0.18)		(0.24)		(0.18)
Distributions to shareholders from net realized gain	-	-	-	-		-		(0.23)

Total Distributions	(0.06)	(0.25)	(0.16)	(0.18)		(0.24)		(0.41)
Redemption fee proceeds [1]	-	-	-	0.00	[2]	-

Net asset value, end of period	$8.43	$8.03	$7.30	$9.20		$7.23		$7.70

Total return [3]	5.77%	13.67%	(19.01)%	29.88%		(3.28)%		(6.50)%
Portfolio turnover	38%	90%	88%	88%		98%		77%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$217	$256	$528	$627		$174		$238
Ratio of expenses to average net assets	0.96%	0.96%	0.95%	0.98%		1.06%	[4]	1.13%	[4]
Ratio of gross expenses to average net assets	0.96%	0.96%	0.95%	0.98%		1.06%		1.13%
Ratio of net investment income (loss) to average net assets	1.58%	2.09%	1.87%	1.82%		1.26%		2.81%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.13% for the year ended July 31, 2019 and 1.06% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2024 (Unaudited)

1. ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises five separate series: Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Impact Bond Fund are included on page 112 of this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares, and Class Y shares. The Domini International Opportunities Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares, and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are generally valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ’NOCP’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

Securities for which market quotations are not readily available or are considered to be unreliable are valued at fair value as determined in good faith by Domini Impact Investments LLC (Domini), the Funds’ valuation designee.

Effective September 8, 2022, Domini was designated as the Funds’ valuation designee in accordance with Rule 2a-5 under the 1940 Act, with responsibility for fair valuation, subject to oversight by the Funds’ Board of Trustees.

The Domini International Opportunities Fund, Domini Sustainable Solutions Fund and Domini Impact International Equity Fund may invest primarily in the stocks of non-U.S. companies. Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. Eastern Time on each day that the NYSE is open for trading except under the circumstances described herein. Most non-U.S. markets close before 4 p.m. Eastern Time. If Domini determines that developments between the close of the non-U.S. market and 4 p.m. Eastern Time will, in its judgment, materially affect the value of some or all of the Funds’ securities, it will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. Eastern Time. In deciding whether to make these adjustments, Domini reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Domini may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. Outside pricing services approved by Domini may be used to provide closing market prices and information used for adjusting those prices. The fair value for a foreign security reported on by such service with a confidence level approved by Domini generally shall be the value provided by such service.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Communication Services	$83,571,956	$-	$-	$83,571,956
Consumer Discretionary	103,842,662	-	-	103,842,662
Consumer Staples	60,313,364	-	-	60,313,364
Financials	124,284,712	-	-	124,284,712
Health Care	130,500,211	-	-	130,500,211
Industrials	69,473,033	-	-	69,473,033
Information Technology	365,154,803	-	-	365,154,803
Materials	23,995,764	-	-	23,995,764
Real Estate	24,595,365	-	-	24,595,365
Utilities	5,461,743	-	-	5,461,743

Total	$991,193,613	$-	$-	$991,193,613

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

The following is a summary of the inputs used by the Domini International Opportunities Fund, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Australia	$-	$1,046,049	$-	$1,046,049
Austria	23,998	44,858	-	68,856
Belgium	8,570	90,762	-	99,332
Brazil	160,110	-	-	160,110
Canada	26,878	-	-	26,878
China	-	118,074	-	118,074
Denmark	-	1,479,178	-	1,479,178
Finland	-	270,740	-	270,740
France	-	1,971,764	-	1,971,764
Germany	-	2,104,157	-	2,104,157
Hong Kong	-	430,541	-	430,541
Ireland	-	109,008	-	109,008
Italy	-	266,965	-	266,965
Japan	-	4,801,008	-	4,801,008
Luxembourg	-	23,726	-	23,726
Netherlands	-	1,721,170	-	1,721,170
New Zealand	-	50,404	-	50,404
Norway	-	115,348	-	115,348
Singapore	-	231,914	-	231,914
South Africa	36,352	-	-	36,352
Spain	-	766,173	-	766,173
Sweden	23,888	781,639	-	805,527
Switzerland	-	2,007,145	-	2,007,145
United Kingdom	13,694	2,143,085	-	2,156,779
United States	1,102,922	1,059,631	-	2,162,553

Total	$1,396,412	$21,633,339	$-	$23,029,751

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Communication Services	$841,739	$-	$-	$841,739
Consumer Discretionary	1,962,075	610,778	-	2,572,853
Consumer Staples	639,875	522,000	-	1,161,875
Financials	1,602,116	2,902,579	-	4,504,695
Health Care	3,390,915	1,857,218	-	5,248,133
Industrials	3,783,690	5,057,362	-	8,841,052
Information Technology	9,388,377	847,289	-	10,235,666

Total	$21,608,787	$11,797,226	$-	$33,406,013

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Australia	$-	$42,923,047	$-	$42,923,047
Austria	-	462,287	-	462,287
Belgium	-	10,869,231	-	10,869,231
Brazil	4,871,505	193,336	-	5,064,841
China	-	4,497,727	-	4,497,727
Denmark	-	33,481,662	-	33,481,662
Finland	-	4,062,039	-	4,062,039
France	-	53,267,642	-	53,267,642
Germany	-	45,811,551	-	45,811,551
Hong Kong	-	8,091,052	-	8,091,052
Hungary	2,721,684	-	-	2,721,684
India	-	2,185,528	-	2,185,528
Ireland	6,640,814	2,434,319	-	9,075,133
Israel	2,058,501	-	-	2,058,501
Italy	-	26,822,341	-	26,822,341
Japan	-	185,801,396	-	185,801,396
Mexico	3,003,620	-	-	3,003,620

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Netherlands	$-	$40,174,323	$-	$40,174,323
New Zealand	-	2,535,741	-	2,535,741
Norway	-	8,194	-	8,194
Poland	-	1,656,416	-	1,656,416
Singapore	-	21,752,570	-	21,752,570
South Africa	-	1,538,277	-	1,538,277
South Korea	-	10,987,816	-	10,987,816
Spain	-	33,905,932	-	33,905,932
Sweden	-	30,940,685	-	30,940,685
Switzerland	-	71,519,695	-	71,519,695
Taiwan	-	13,385,360	-	13,385,360
Thailand	8,946,825	-	-	8,946,825
United Kingdom	-	75,015,946	-	75,015,946
United States	1,712,456	33,179,910	-	34,892,366

Total	$29,955,405	$757,504,023	$-	$787,459,428

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities, they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

As of January 31, 2024, open foreign currency spot contracts were as follows:

Domini Impact Equity Fund	$-

Domini International Opportunities Fund	-
Domini Sustainable Solutions Fund	-
Domini Impact International Equity Fund	8,681,968

(D) Investment Transactions, Investment Income and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini Impact Equity Fund are usually declared and paid quarterly from net investment income. Dividends to shareholders of the Domini International Opportunities Fund, the Domini Sustainable Solutions Fund and the Domini Impact International Equity Fund are usually declared and paid semiannually from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(E) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

(F) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Funds. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

The redemption fee was waived by the Funds’ Board of Trustees and was no longer imposed by the Fund effective August 16, 2021.

(G) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(H) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini to serve as investment manager and administrator. Domini is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds. For its services under the Management Agreements, Domini receives from each

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

Fund a fee accrued daily and paid monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.20% of the first $2 billion of net assets managed,
0.19% of the next $1 billion of net assets managed, and
0.18% of net assets managed in excess of $3 billion

Domini International Opportunities Fund	0.85% of the first $2 billion of net assets managed,
0.83% of the next $1 billion of net assets mangaged, and
0.80% of the net assets manged in excess of $3 billion

Domini Sustainable Solutions Fund	0.85% of the first $500 million of net assets managed,
0.83% of the next $500 million of net assets managed, and,
0.80% of net assets managed in excess of $1 billion

Domini Impact International Equity Fund	0.96% of the first $250 million of net assets managed,
0.88% of the next $250 million of net assets managed, and
0.785% of net assets managed in excess of $500 million

Pursuant to a Sponsorship Agreement (with respect to the Domini Impact Equity Fund) Domini provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by Domini under the Management Agreement, Domini answers questions from the general public and the media regarding the securities holdings of the Fund. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Fund at the annual rate below of the respective Fund’s average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.45% of the first $2 billion of net assets managed,
0.44% of the next $1 billion of net assets managed, and
0.43% of net assets managed in excess of $3 billion

Effective November 30, 2023, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses of the Funds (excluding brokerage fees and commissions, “interest, taxes” and other extraordinary expenses) until November 30, 2024, absent an earlier modification as mutually agreed to by the Adviser and Board of Trustees which

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

oversees the Fund, in order to limit the annual operating expenses of each share class, net of applicable waivers and reimbursements, as follows:

Domini Impact Equity Fund Investor Shares	1.09%
Domini Impact Equity Fund Class A Shares	1.09%
Domini Impact Equity Fund Institutional Shares	0.74%
Domini Impact Equity Fund Class Y Shares	0.80%
Domini International Opportunities Fund Investor Shares	1.40%
Domini International Opportunities Fund Institutional Shares	1.15%
Domini Sustainable Solutions Fund Investor Shares	1.40%
Domini Sustainable Solutions Fund Institutional Shares	1.15%
Domini Impact International Equity Fund Class A Shares	1.40%
Domini Impact International Equity Fund Class Y Shares	1.12%

For the six months ended January 31, 2024, Domini waived fees and reimbursed expenses as follows:

	FEES WAIVED	EXPENSES REIMBURSED

Domini Impact Equity Fund	$-	$24,155
Domini International Opportunities Fund	-	143,196
Domini Sustainable Solutions Fund	-	50,273
Domini Impact International Equity Fund	-	11,863

As of January 31, 2024, Domini owned less than 2% of any class of the outstanding shares of each Fund.

(B) Submanager. SSGA Funds Management, Inc. (“SSGA”) provides investment submanagement services to the Domini Impact Equity Fund, Domini International Opportunities Fund, and Domini Sustainable Solutions Fund on a day-to day basis pursuant to a Submanagement Agreement with Domini. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment submanagement services to the Domini Impact International Equity Fund on a day-to day basis pursuant to a Submanagement Agreement with Domini. The fees for submanagement services are paid by the adviser and are not an incremental Fund expense. For the six months ended January 31, 2024, the fees received by each Fund’s submanager were as follows:

Domini Impact Equity Fund	$119,418
Domini International Opportunities Fund	87,500
Domini Sustainable Solutions Fund	87,500
Domini Impact International Equity Fund	1,602,935

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares and Class A shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC (DSIL), a wholly owned subsidiary of Domini, acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and Class A shares and pay DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares and Class A shares. For the six months ended January 31, 2024, fees waived were as follows:

FEES WAIVED

Domini Impact Equity Fund Investor Shares	$-
Domini Impact Equity Fund Class A Shares	7,473
Domini International Opportunities Fund Investor Shares	4,117
Domini Sustainable Solutions Fund Investor Shares	21,467
Domini Impact International Equity Fund Investor Shares	-
Domini Impact International Equity Fund Class A Shares	-

DSIL, the Funds’ Distributor, retained front-end sales charges, net of commissions paid to unaffiliated brokers/dealers, related to the sale of Class A shares. Front-end sales charges do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of Fund shares prior to investment. For the six months ended January 31, 2024, DSIL retained sales charges of $181, and $73 from the Domini Impact Equity Fund Class A Shares and the Domini Impact International Equity Fund Class A shares, respectively.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services with respect to the Funds and their shareholders, which services were previously provided by the former transfer agent for the funds or another fulfillment and mail service provider and are supplemental to services currently provided by Ultimus Fund Solutions, LLC (“Ultimus”), pursuant to a master services agreement between each Fund and Ultimus. Ultimus acts as the transfer agent and provides certain shareholder servicing for the Funds. For these services, Domini receives fees from each Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2024, there were no fees waived.

(E) Trustees and Officers. Each of the Independent Trustees receive an annual retainer for serving as a Trustee of the Trust of $35,000. The Lead Independent

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

Trustee, Nominating Committee Chair and Chair of the Audit Committee receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $1,000 for attendance at each regular, quarterly meeting of the Board of the Trust. In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of January 31, 2024, all Trustees and officers of the Trust as a group owned less than 3% of each Fund’s outstanding shares.

4. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2024, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASE	SALES
Domini Impact Equity Fund	$24,206,422	$49,326,583
Domini International Opportunities Fund	2,214,643	1,630,484
Domini Sustainable Solutions Fund	5,623,406	6,398,045
Domini Impact International Equity Fund	292,033,652	364,201,694

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

5. SHARES OF BENEFICIAL INTEREST

At January 31, 2024, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2024 (unaudited)		July 31, 2023
	Shares	Amount	Shares	Amount

Domini Impact Equity Fund

Investor Shares
Shares sold	298,591	$9,211,647	551,899	$15,313,593
Shares issued in reinvestment of dividends and distributions	184,240	5,886,364	523,229	14,165,399
Shares redeemed	(938,716)	(28,627,675)	(2,058,545)	(57,362,040)
Redemption fees	-	-	-	-

Net decrease	(455,885)	$(13,529,664)	(983,417)	$(27,883,048)

Class A Shares
Shares sold	759	$24,320	7,389	$206,203
Shares issued in reinvestment of dividends and distributions	1,166	37,056	3,790	102,339
Shares redeemed	(10,621)	(317,357)	(32,539)	(901,208)
Redemption fees	-	-	-	-

Net decrease	(8,696)	$(255,981)	(21,360)	$(592,666)

Institutional Shares
Shares sold	145,607	$4,419,296	410,659	$11,102,556
Shares issued in reinvestment of dividends and distributions	30,526	963,785	74,735	2,010,574
Shares redeemed	(269,760)	(8,397,633)	(543,164)	(14,727,494)
Redemption fees	-	-	-	-

Net decrease	(93,627)	$(3,014,552)	(57,770)	$(1,614,364)

Class Y Shares
Shares sold	189,111	$5,915,875	77,747	$2,121,250
Shares issued in reinvestment of dividends and distributions	3,997	126,444	8,222	221,673
Shares redeemed	(109,454)	(3,254,106)	(43,796)	(1,216,628)
Redemption fees	-	-	-	-

Net increase	83,654	$2,788,213	42,173	$1,126,295

Total
Shares sold	634,068	$19,571,138	1,047,694	$28,743,602
Shares issued in reinvestment of dividends and distributions	219,929	7,013,649	609,976	16,499,985
Shares redeemed	(1,328,551)	(40,596,771)	(2,678,044)	(74,207,370)
Redemption fees	-	-	-	-

Net decrease	(474,554)	$(14,011,984)	(1,020,374)	$(28,963,783)

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

	Six Months Ended		Year Ended
	January 31, 2024 (unaudited)		July 31, 2023
	Shares	Amount	Shares	Amount

Domini International Opportunities Fund

Investor Shares
Shares sold	45,165	$437,979	42,113	$391,759
Shares issued in reinvestment of dividends and distributions	603	6,019	2,626	25,784
Shares redeemed	(9,265)	(87,007)	(20,490)	(176,902)
Redemption fees	-	-	-	-

Net increase	36,503	$356,991	24,249	$240,641

Institutional Shares
Shares sold	-	$-	5,760	$55,009
Shares issued in reinvestment of dividends and distributions	6,917	69,104	19,969	195,470
Shares redeemed	(34,941)	(334,196)	(186,600)	(1,681,650)
Redemption fees	-	-	-	-

Net decrease	(28,024)	$(265,092)	(160,871)	$(1,431,171)

Total
Shares sold	45,165	$437,979	47,873	$446,768
Shares issued in reinvestment of dividends and distributions	7,520	75,123	22,595	221,254
Shares redeemed	(44,206)	(421,203)	(207,090)	(1,858,552)
Redemption fees	-	-	-	-

Net increase (decrease)	8,479	$91,899	(136,622)	$(1,190,530)

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

	Six Months Ended		Year Ended
	January 31, 2024 (unaudited)		July 31, 2023
	Shares	Amount	Shares	Amount

Domini Sustainable Solutions Fund

Investor Shares
Shares sold	88,522	$1,184,190	202,826	$2,665,318
Shares issued in reinvestment of dividends and distributions	-	-	-	-
Shares redeemed	(80,704)	(1,100,498)	(103,518)	(1,358,190)
Redemption fees	-	-	-	-

Net increase	7,818	$83,692	99,308	$1,307,128

Institutional Shares
Shares sold	2,261	$32,500	307,377	$4,122,157
Shares issued in reinvestment of dividends and distributions	-	-	-	-
Shares redeemed	(63,311)	(845,171)	(100,633)	(1,334,064)
Redemption fees	-	-	-	-

Net increase (decrease)	(61,050)	$(812,671)	206,744	$2,788,093

Total
Shares sold	90,783	$1,216,690	510,203	$6,787,475
Shares issued in reinvestment of dividends and distributions	-	-	-	-
Shares redeemed	(144,015)	(1,945,669)	(204,151)	(2,692,254)
Redemption fees	-	-	-	-

Net increase (decrease)	(53,232)	$(728,979)	306,052	$4,095,221

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

	Six Months Ended		Year Ended
	January 31, 2024 (unaudited)		July 31, 2023
	Shares	Amount	Shares	Amount

Domini Impact International Equity Fund

Investor Shares
Shares sold	937,445	$7,445,014	2,623,085	$19,237,274
Shares issued in reinvestment of dividends and distributions	68,752	566,515	479,546	3,701,571
Shares redeemed	(2,021,963)	(16,099,478)	(9,313,414)	(68,347,622)
Redemption fees	-	-	-	-

Net decrease	(1,015,766)	$(8,087,949)	(6,210,783)	$(45,408,777)

Class A Shares
Shares sold	45,014	$391,636	217,893	$1,726,830
Shares issued in reinvestment of dividends and distributions	1,128	9,997	24,849	206,482
Shares redeemed	(131,184)	(1,118,328)	(1,003,589)	(7,955,641)
Redemption fees	-	-	-	-

Net decrease	(85,042)	$(716,695)	(760,847)	$(6,022,329)

Institutional Shares
Shares sold	2,857,037	$22,563,580	10,870,034	$78,209,207
Shares issued in reinvestment of dividends and distributions	292,343	2,359,209	1,334,355	10,064,963
Shares redeemed	(5,966,925)	(46,589,470)	(33,454,953)	(244,554,818)
Redemption fees	-	-	-	-

Net decrease	(2,817,545)	$(21,666,681)	(21,250,564)	$(156,280,648)

Class Y Shares
Shares sold	1,854,490	$14,601,734	10,917,784	$79,578,317
Shares issued in reinvestment of dividends and distributions	179,605	1,453,004	1,221,504	9,190,040
Shares redeemed	(8,062,410)	(61,209,634)	(52,661,225)	(386,908,466)
Redemption fees	-	-	-	-

Net decrease	(6,028,315)	$(45,154,896)	(40,521,937)	$(298,140,109)

Total
Shares sold	5,693,986	$45,001,964	24,628,796	$178,751,628
Shares issued in reinvestment of dividends and distributions	541,828	4,388,725	3,060,254	23,163,056
Shares redeemed	(16,182,482)	(125,016,910)	(96,433,181)	(707,766,547)
Redemption fees	-	-	-	-

Net decrease	(9,946,668)	$(75,626,221)	(68,744,131)	$(505,851,863)

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

6. FEDERAL TAX STATUS

The tax basis of the components of net assets for the Funds at July 31, 2023, are as follows:

	Domini Impact Equity Fund	Domini International Opportunities Fund	Domini Sustainable Solutions Fund	Domini Impact International Equity Fund
Undistributed Ordinary Income	$168,969	$47,320	$-	$5,556,277
Undistributed capital gains	2,594,361	-	-	-
Unrealized appreciation/(depreciation)	410,136,043	1,232,359	4,740,466	108,710,941
Capital losses, other losses and other temporary differences	-	(1,444,460)	(4,577,506)	(190,655,404)
Late year ordinary and post Oct capital loss deferrals	-	-	-	-

Distributable net earnings/(deficit)	$412,899,373	$(164,781)	$162,960	$(76,388,186)

Carryforwards of losses from previous taxable years do not expire and retain their character as either short-term or long-term capital losses. As of July 31, 2023, the Domini International Opportunities Fund had a short-term capital loss carryover of $116,687 and long-term capital loss carryover of $1,327,773 and the Domini Sustainable Solutions Fund had a short-term capital loss carryover of $4,463,467 and long-term capital loss carryover of $114,039 and the Domini Impact International Equity Fund had a short-term capital loss carryover of $142,281,319 and long-term capital loss carryover of $48,374,085.

For tax purposes, the Funds may elect to defer any portion of a post October capital loss deferral or late year ordinary loss to the first day of the following fiscal year. At July 31, 2023, the Funds have no deferred post October capital losses.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

For federal income tax purposes, dividends paid were characterized as follows:

	Domini Impact Equity Fund		Domini International Opportunities Fund		Domini Sustainable Solutions Fund		Domini Impact International Equity Fund
	Year Ended July 31,		Year Ended July 31,		Year Ended July 31,		Year Ended July 31,
	2023	2022	2023	2022	2023	2022	2023	2022
Ordinary income	$4,186,630	$5,844,084	$221,464	$426,877	$-	$49,109	$29,109,791	$26,759,352
Long-term capital gain	13,820,942	58,594,709	-	-	-	1,352,315	-	-

Total	$18,007,572	$64,438,793	$221,464	$426,877	$-	$1,401,424	$29,109,791	$26,759,352

The Funds are subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Market Risk: The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, political instability, recessions, inflation, changes in interest or currency rates, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Funds fall, including a complete loss on any individual security, the value of your investment will go down. A change in financial condition or other event

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

affecting a single issuer or market may adversely impact securities markets as a whole.

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Funds invest. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the U.K.’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries, or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the Funds, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Funds’ opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Funds’ assets may go down.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, armed conflict including Russia’s military invasion of Ukraine, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the Funds’ investments may be negatively affected.

DOMINI IMPACT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2024 (Unaudited)

Domini Impact Bond Fund
ASSETS
Investments, at value (cost $267,455,363)	$247,778,590
Cash	20,705,041
Foreign currency, at value (cost $238,432)	239,068
Receivable for securities sold	105,909
Interest receivable	1,515,278
Collateral on certain derivative contracts	1,526,392
Premium paid for swap contracts	1,818,272
Receivable for variation margin swaps	374,204
Receivable for capital shares	146,665
Cash held at other banks (cost $218,169)	218,179
Unrealized appreciation on forward currency contracts	35,996

Total assets	274,463,594

LIABILITIES
Payable for securities purchased	43,456,554
Payable for capital shares	215,348
Payable for variation margin swaps	1,133,137
Cash due to broker (cost $574,226)	574,232
Premium received for swap contracts	605,156
Management fee payable	61,135
Distribution fee payable	47,848
Other accrued expenses	60,917
Dividend payable	58,891
Payable for variation margin futures	52,228
Unrealized depreciation on OTC swap contracts	1,157
Unrealized depreciation on forward currency contracts	21,716

Total liabilities	46,288,319

NET ASSETS	$228,175,275

NET ASSETS CONSISTS OF
Paid-in capital	$263,748,601
Total distributable earnings (loss)	(35,573,326)

NET ASSETS	$228,175,275

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	113,099,722

Outstanding shares of beneficial interest	11,224,065

Net asset value and offering price per share	$10.08

Institutional Shares
Net assets	89,028,760

Outstanding shares of beneficial interest	8,898,179

Net asset value and offering price per share	$10.01

Class Y Shares
Net assets	26,046,793

Outstanding shares of beneficial interest	2,582,606

Net asset value and offering price per share	$10.09

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2024 (Unaudited)

Domini Impact Bond Fund
INCOME
Interest income	$4,076,823

Investment Income	4,076,823

EXPENSES
Management fee	356,633
Administrative fee	279,052
Distribution fees – Investor Shares	140,705
Transfer agent fees – Investor Shares	85,715
Transfer agent fees – Institutional Shares	908
Transfer agent fees – Class Y Shares	11,095
Custody and accounting fees	48,905
Professional fees	17,314
Registration fees – Investor Shares	8,423
Registration fees – Institutional Shares	21,906
Registration fees – Class Y Shares	6,995
Shareholder communication fees	13,556
Miscellaneous	55,600
Trustees fees	9,025
Shareholder service fees – Investor Shares	4,721
Shareholder service fees – Institutional Shares	75
Shareholder service fees – Class Y Shares	12

Total expenses	1,060,640
Fees waived and expenses reimbursed	(246,786)

Net expenses	813,854

NET INVESTMENT INCOME (LOSS)	3,262,969

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(1,850,815)
Swap contracts	1,260,174
Futures contracts	(236,544)
Foreign currency	(1,799)
Forward contracts	17,622

Net realized gain (loss)	(811,362)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	6,176,346
Swap contracts	(470,314)
Futures contracts	(182,550)
Forward contracts	61,493
Translation of assets and liabilities in foreign currencies	1,813

Net change in unrealized appreciation (depreciation)	5,586,788

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,775,426

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,038,395

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2024 (unaudited)	Year Ended July 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,262,969	$5,711,699
Net realized gain (loss)	(811,362)	(7,268,377)
Net change in unrealized appreciation (depreciation)	5,586,788	(7,396,051)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,038,395	(8,952,729)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(1,622,585)	(3,168,244)
Institutional Shares	(1,377,333)	(2,478,308)
Class Y Shares	(375,447)	(563,125)

Net Decrease in Net Assets from Distributions	(3,375,365)	(6,209,677)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	25,830,593	58,419,775
Net asset value of shares issued in reinvestment of distributions and dividends	3,013,639	5,592,327
Payments for shares redeemed	(27,310,331)	(70,160,576)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,533,901	(6,148,474)

Total Increase (Decrease) in Net Assets	6,196,931	(21,310,880)

NET ASSETS
Beginning of period	$221,978,344	$243,289,224

End of period	$228,175,275	$221,978,344

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2024		Year Ended July 31,
	(unaudited)		2023		2022		2021		2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$9.87		$10.51		$12.04		$12.49		$11.46		$10.92

Income from investment operations:
Net investment income (loss)	0.13		0.24		0.16		0.18		0.22		0.28
Net realized and unrealized gain (loss) on investments	0.22		(0.62)		(1.41)		(0.05)		1.04		0.55

Total Income (loss) From Investment Operations	0.35		(0.38)		(1.25)		0.13		1.26		0.83

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.14)		(0.26)		(0.17)		(0.18)		(0.23)		(0.27)
Distributions to shareholders from net realized gain	-		(0.00)	[1]	(0.11)		(0.40)		-		-
Tax return of capital [2]	-		-		-		-		-		(0.02)

Total Distributions	(0.14)		(0.26)		(0.28)		(0.58)		(0.23)		(0.29)

Redemption fee proceeds [2]	-		-		0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$10.08		$9.87		$10.51		$12.04		$12.49		$11.46

Total return [3]	3.62%		(3.56)%		(10.53)%		1.06%		11.09%		7.77%
Portfolio turnover	121%		278%		383%		378%		469%		319%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$113		$116		$133		$151		$144		$121
Ratio of expenses to average net assets	0.87%	[4]	0.87%	[4]	0.87%	[4]	0.87%	[4]	0.86%	[4,5]	0.87%	[4,5]
Ratio of gross expenses to average net assets	1.12%		1.13%		1.08%		1.10%		1.15%		1.20%
Ratio of net investment income (loss) to average net assets	2.78%		2.41%		1.47%		1.47%		1.84%		2.55%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.87% for the year ended July 31, 2019 and 0.86% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2024		Year Ended July 31,
	(unaudited)		2023		2022		2021		2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$9.80		$10.43		$11.96		$12.41		$11.38		$10.89

Income from investment operations:
Net investment income (loss)	0.15		0.27		0.20		0.23		0.25		0.33
Net realized and unrealized gain (loss) on investments	0.21		(0.61)		(1.42)		(0.07)		1.04		0.53

Total Income (loss) From Investment Operations	0.36		(0.34)		(1.22)		0.16		1.29		0.86

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.15)		(0.29)		(0.20)		(0.21)		(0.26)		(0.34)
Distributions to shareholders from net realized gain	-		(0.00)	[1]	(0.11)		(0.40)		-		-
Tax return of capital [2]	-		-		-		-		-		(0.03)

Total Distributions	(0.15)		(0.29)		(0.31)		(0.61)		(0.26)		(0.37)

Redemption fee proceeds [2]	-		-		-		0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$10.01		$9.80		$10.43		$11.96		$12.41		$11.38

Total return [3]	3.79%		(3.22)%		(10.34)%		1.35%		11.49%		8.06%
Portfolio turnover	121%		278%		383%		378%		469%		319%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$89		$84		$93		$91		$46		$37
Ratio of expenses to average net assets	0.57%	[4]	0.57%	[4]	0.57%	[4]	0.57%	[4]	0.56%	[4,5]	0.57%	[4,5]
Ratio of gross expenses to average net assets	0.76%		0.74%		0.72%		0.73%		0.74%		0.84%
Ratio of net investment income (loss) to average net assets	3.08%		2.71%		1.74%		1.72%		2.13%		2.84%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.57% for the year ended July 31, 2019 and 0.56% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2024		Year Ended July 31,				For the Period June 1, 2021 (commencement of operations) through July 31,
	(unaudited)		2023		2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$9.88		$10.52		$12.05		$11.85

Income from investment operations:
Net investment income (loss)	0.15		0.27		0.19		0.03
Net realized and unrealized gain (loss) on investments	0.21		(0.63)		(1.41)		0.20

Total Income (loss) From Investment Operations	0.36		(0.36)		(1.22)		0.23

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.15)		(0.28)		(0.20)		(0.03)
Distributions to shareholders from net realized gain	-		(0.00)	[1]	(0.11)		-

Total Distributions	(0.15)		(0.28)		(0.31)		(0.03)

Redemption fee proceeds	-		-		-		-

Net asset value, end of period	$10.09		$9.88		$10.52		$12.05

Total return [2]	3.73%		(3.35)%		(10.32)%		1.93%
Portfolio turnover	121%		278%		383%		378%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$26		$23		$18		$11
Ratio of expenses to average net assets	0.65%	[3]	0.65%	[3]	0.65%	[3]	0.65%	[3]
Ratio of gross expenses to average net assets	0.85%		0.91%		0.96%		1.03%
Ratio of net investment income (loss) to average net assets	3.00%		2.65%		1.74%		1.36%

1 Amount represents less than $0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2024 (Unaudited)

1. ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Domini Impact Investments LLC (Domini), the Fund’s valuation designee.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Option contracts on securities, currencies and other financial instruments traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options.

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by Domini, the Fund’s valuation designee.

Effective September 8, 2022, Domini was designated as the Fund’s valuation designee in accordance with Rule 2a-5 under the 1940 Act, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:

Long Term Investments in Securities:
Mortgage Backed Securities	$-	$114,255,085	$-	$114,255,085
Corporate Bonds and Notes	-	60,671,342	-	60,671,342
U.S. Government Agency Obligations	-	43,697,229	-	43,697,229
Municipal Bonds	-	14,760,503	-	14,760,503
Asset Backed Securities	-	6,443,154	-	6,443,154
Senior Floating Rate Interests	-	4,859,871	-	4,859,871
Foreign Government & Agency Securities	-	2,305,209	-	2,305,209
Convertible Bonds	-	786,197	-	786,197

Total Long Term Investments	$-	$247,778,590	$-	$247,778,590

Total Investment in Securities	$-	$247,778,590	$-	$247,778,590

Other Financial Instruments:
Forward Currency Contracts	-	35,996	-	35,996
Futures	15,229	-	-	15,229
Credit Default Swap - CCP-	-	47,651	-	47,651
Interest Rate Swap - CCP-	-	326,553	-	326,553

Total Other Financial Instruments	$15,229	$410,200	$-	$425,429

Liabilities:

Other Financial Instruments:
Forward Currency Contracts	-	(21,716)	-	(21,716)
Futures	(101,934)	-	-	(101,934)
Interest Rate Swap - CCP	-	(1,133,137)	-	(1,133,137)
Interest Rate Swap - OTC	-	(1,157)	-	(1,157)

Total Other Financial Instruments	$(101,934)	$(1,156,010)	$-	$(1,257,944)

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Fund does not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Fund purchases or sells foreign securities it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The Fund had no outstanding open foreign currency spot contracts as of January 31, 2024.

(D) Securities Purchased on a When-Issued or Delayed Delivery Basis. The Fund may invest in when-issued or delayed delivery securities where the price of the security is fixed at the time of the commitment but delivery and payment take place beyond customary settlement time. These securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained in the transaction, which could result in an unrealized loss at the time of delivery. The Fund establishes a segregated account consisting of liquid securities equal to the amount of the commitments to purchase securities on such basis.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

(E) TBA Purchase and Forward Sale Commitments. The Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets. Income on these securities will not be earned until settlement date.

(F) Derivative Financial Instruments. The Fund may invest in derivatives in order to hedge market risks, or to seek to increase the Fund’s income or gain. Derivatives in certain circumstances may require that the Fund segregate cash or other liquid assets to the extent the Fund’s obligations are not otherwise covered through ownership of the underlying security, financial instrument, or currency. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, and the risk that the use of derivatives could result in greater losses than if it had not been used. Some derivative transactions, including options, swaps, forward contracts, and options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the Commodity Futures Trading Commission or the SEC.

(G) Option Contracts. The Fund may purchase or write option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific number of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. The Fund had no purchased option contracts outstanding as of January 31, 2024.

(H) Futures Contracts. The Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

as an initial deposit on the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive additional “variation margin,” based on decrease or increase in the value of the futures contract. Future contracts outstanding at January 31, 2024 are listed in the Fund’s Portfolio of Investments.

(I) Forward Currency Contracts. The Fund may enter into forward currency contracts with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risk may exceed amounts recognized on the Statement of Assets and Liabilities. Forward currency contracts outstanding at January 31, 2024 are listed in the Fund’s Portfolio of Investments.

(J) Interest Rate Swap Contracts. The Fund may enter into interest rate swap contracts to hedge interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change on an OTC interest rate swap is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Daily fluctuations in the value of centrally cleared interest rate swaps are settled though a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. OTC and centrally cleared interest rate swap contracts outstanding at January 31, 2024, are listed in the Fund’s Portfolio of Investments.

(K) Credit Default Swap Contracts. The Fund may enter into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. .. These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations. OTC and centrally cleared credit default swap contracts outstanding at January 31, 2024 are listed in the Fund’s Portfolio of Investments.

(L) Total Return Swap Contracts. The Fund may enter into total return swaps to obtain investment exposures that are expected to correlate closely with the Index or a portion of the Index. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

(M) Upfront Premiums on Swap Contracts. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

the measurement period are recorded as realized gain or loss in the Statement of Operations.

(N) Master Agreements. The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s portfolio. Collateral can be in the form of cash or other marketable securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA Master Agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. The Fund is still exposed to the counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

(O) Investment Transactions, Investment Income, and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. The Fund earns income daily, net of Fund expenses. Paydown gains and losses are recorded as an adjustment to interest income. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(P) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(Q) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Fund. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021.

(R) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(S) Indemnification. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at the annual rate of the Fund’s average daily net assets before any fee waivers of 0.33% of the first $50 million of net assets managed, 0.32% of the net $50 million of net assets managed, and 0.315% of net assets managed in excess of $100 million.

For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets.

Effective November 30, 2023, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses) in order to limit Investor, Institutional, and Class Y share expenses to 0.87%, 0.57%, and 0.65%, respectively, until November 30, 2024, absent an earlier modification by the Board of Trustees which oversee the Fund. For the six months ended January 31, 2024, Domini reimbursed expenses totaling $175,983.

As of January 31, 2024, Domini owned less than 1% of any class of the outstanding Shares of the Fund.

(B) Submanager. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment management services to the Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. The fee for submanagement services is paid by the adviser and is not an incremental Fund expense. For the period ended January 31, 2024, the fees received by the Fund’s submanager were $223,242.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC (DSIL), a wholly owned subsidiary of Domini, acts as agent of the Funds

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the six months ended January 31, 2024, fees waived by DSIL for the Investor shares totaled $70,728.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by the former transfer agent for the Fund or another fulfillment and mail service provider and are supplemental to services currently provided by Ultimus Fund Soultions, LLC (“Ultimus”), as transfer agent to the Fund, pursuant to a master services agreement between the Fund and Ultimus. For these services, Domini receives a fee from the Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2024, Domini waived fees as follows:

FEES WAIVED

Domini Impact Bond Fund Investor Shares	$-
Domini Impact Bond Fund Institutional Shares	75
Domini Impact Bond Fund Class Y Shares	-

(E) Trustees and Officers. Each of the Independent Trustees receive an annual retainer for serving as a Trustee of the Trust of $35,000. The Lead Independent Trustee, Nominating Committee Chair and Chair of the Audit Committee each receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $1,000 for attendance at each regular, quarterly meeting of the Board of the Trust. In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of January 31, 2024, all Trustees and officers of the Trust as a group owned less than 1% of the Fund’s outstanding shares.

4. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2024, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
U.S. Government Securities	$290,295,349	$276,308,637
Investments in Securities	7,085,656	13,409,056

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

5. SHARES OF BENEFICIAL INTEREST

At January 31, 2024, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended January 31, 2024 (unaudited)		Year Ended July 31, 2023
	Shares	Amount	Shares	Amount

Investor Shares
Shares sold	830,474	$8,111,508	2,186,781	$21,917,294
Shares issued in reinvestment of dividends and distributions	164,172	1,602,354	315,368	3,126,879
Shares redeemed	(1,471,861)	(14,319,689)	(3,438,502)	(34,166,288)
Redemption fees	-	-	-	-

Net decrease	(477,215)	$(4,605,827)	(936,353)	$(9,122,115)

Institutional Shares
Shares sold	1,184,756	$11,434,203	2,464,354	$24,463,817
Shares issued in reinvestment of dividends and distributions	106,928	1,036,353	193,237	1,902,330
Shares redeemed	(952,847)	(9,219,264)	(2,990,990)	(29,436,641)
Redemption fees	-	-	-	-

Net increase (decrease)	338,837	$3,251,292	(333,399)	$(3,070,494)

Class Y Shares
Shares sold	644,782	$6,284,882	1,203,602	$12,038,664
Shares issued in reinvestment of dividends and distributions	38,370	374,932	56,720	563,118
Shares redeemed	(386,708)	(3,771,378)	(655,626)	(6,557,647)
Redemption fees	-	-	-	-

Net increase	296,444	$2,888,436	604,696	$6,044,135

Total
Shares sold	2,660,012	$25,830,593	5,854,737	$58,419,775
Shares issued in reinvestment of dividends and distributions	309,470	3,013,639	565,325	5,592,327
Shares redeemed	(2,811,416)	(27,310,331)	(7,085,118)	(70,160,576)
Redemption fees	-	-	-	-

Net increase (decrease)	158,066	$1,533,901	(665,056)	$(6,148,474)

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

6. SUMMARY OF DERIVATIVE ACTIVITY

At January 31, 2024, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Receivable for variation margin swaps/Unrealized appreciation on OTC swap contracts / Receivable for variation margin futures / Net assets consist of - Total distributable earnings	$326,553	*	Payable for variation margin swaps / Payable for variation margin futures / Net assets consist of - Total distributable earnings	$1,186,522	*

Credit Risk	Receivable for variation margin swaps / Net assets consist of - Total distributable earnings	47,651		Payable for variation margin swaps /Net assets consist of - Total distributable earnings	-

Foreign Exchange Risk	Unrealized appreciation on forward currency contracts/Net assets consist of - Total distributable earnings	35,996		Unrealized depreciation on forward currency contracts/Net assets consist of - Total distributable earnings	21,716

Total		$410,200			$1,208,238

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments/footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

For the six months ended January 31, 2024, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest Rate Risk	Net realized gain (loss) from swap and future contracts/ Net change in unrealized appreciation (depreciation) from swap and future contracts	$833,443	$(681,623)

Credit Risk	Net realized gain (loss) from swap contracts/ Net change in unrealized appreciation (depreciation) from swap contracts	190,187	28,759

Foreign Exchange Risk	Net realized gain (loss) from forward contracts/ Net change in unrealized appreciation (depreciation) from forward contracts	17,622	61,493

Total		$1,041,252	$(591,371)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:

Futures contracts (notional)	$14,167,779
Forward currency contracts (contract amount)	$5,455,562
OTC interest rate swap contracts (notional)	$1,995,000
Centrally cleared interest rate swap contracts (notional)	$85,670,500
Centrally cleared credit default contracts (notional)	$2,394,300

7. FEDERAL TAX STATUS

The tax basis of the components of net assets for the Funds at July 31, 2023, are as follows:

Unrealized appreciation/(depreciation)	$(26,197,632)
Capital losses, other losses and other temporary differences	(13,953,326)
Late year ordinary and post Oct capital loss deferrals	(33,354)

Distributable net earnings/(deficit)	$(40,184,312)

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

Carryforwards of losses from previous taxable years do not expire and retain their character as either short-term or long-term capital losses. As of July 31, 2023, the Fund had a short-term capital loss carryover of $11,005,844 and long-term capital loss carryover of $2,947,482.

For tax purposes, the Fund may elect to defer any portion of a Post-October Capital Loss Deferral or Late Year Ordinary Loss to the first day of the following fiscal year. At July 31, 2023, the Fund deferred Post-October Capital Losses of $33,354

For federal income tax purposes, dividends paid were characterized as follows:

	Year Ended July 31,
	2023	2022

Ordinary income	$6,209,677	$4,772,788
Long-term capital gain	-	2,124,746

Total	$6,209,677	$6,897,534

The Fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Market Risk: The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, political instability, recessions, inflation, changes in interest or currency rates, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Fund fall, including a complete loss on any individual security, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the U.K.’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries, or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2024 (Unaudited)

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the Fund, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, armed conflict including Russia’s military invasion of Ukraine, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

PROXY VOTING INFORMATION

The Domini Funds have established Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting domini.com/proxyvoting, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at domini.com, and on the EDGAR database on the SEC’s website at sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Disclosure of each Fund’s portfolio holdings is made within 60 days of the end of each fiscal semi-annual period (each July 31 and January 31) in the Annual Report and the Semi-Annual Report to Fund shareholders and as of the end of its first and third fiscal quarters (each October 31 and April 30) in publicly available filings of Form N-PORT on the EDGAR database on the SEC’s website, sec.gov. Portfolio holdings information is also available online at domini.com/funddocuments.

To obtain copies of Annual and Semi-Annual Reports, free of charge, call 1-800-582-6757. Each Annual Report and Semi-Annual Report is available online at domini.com/funddocuments and in publicly available filings of Form N-CSR on the EDGAR database on the SEC’s website, sec.gov.

DOMINI FUNDS P.O. Box 46707 Cincinnati, OH 45246-0707 1-800-582-6757 domini.com Investment Manager, Sponsor, and Distributor: Domini Impact Investments LLC (Investment Manager and Sponsor) DSIL Investment Services LLC (Distributor) 180 Maiden Lane, Suite 1302 New York, NY 10038-4925 Investment Submanagers: Domini Impact Equity Fund Domini International Opportunities Fund Domini Sustainable Solutions Fund SSGA Funds Management, Inc. 1 Iron Street Boston, MA 02210 Domini Impact International Equity Fund Domini Impact Bond Fund Wellington Management Company LLP 280 Congress Street Boston, MA 02210 Transfer Agent: Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Custodian: State Street Bank and Trust Company One Congress Street, Suite 1 Boston, MA 02114-2016 Independent Registered Public Accounting Firm: KPMG LLP Two Financial Center 60 South Street Boston, MA 02111 Legal Counsel: Morgan, Lewis & Bockius LLP One Federal Street Boston, MA 02110

Domini

Domini Impact International Equity Fund℠
Investor Shares: CUSIP 257132704 | DOMIX
Institutional Shares: CUSIP 257132811 | DOMOX
Class Y Shares: CUSIP 257132787 | DOMYX
Class A Shares: CUSIP 257132886 | DOMAX

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Permit No.1260

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Presorted Standard Domini Funds U.S.Postage P.O. Box 46707 | Cincinnati, OH 45246-0707 PAID 1-800-582-6757 |domini.com|@DominiFunds Lancaster, PA Subscribe to Domini news at domini.com/subscribe Permit No. 1260 Domini ImpactEquityFundSM Investor Shares:: CUSIP 257132100 | DSEFX Institutional Shares: CUSIP 257132852 | DIEQX Class Y Shares: CUSIP 257132308 | DSFRX Class AShares: CUSIP 257132860 | DSEPX Domini International Opportunities FundSM InvestorShares: CUSIP 257132753 | RISEX Institutional Shares: CUSIP 257132746 | LEADX Domini Sustainable Solutions FundSM InvestorShares: 257132761 | CAREX Institutional Shares: 257132779 | LIFEX Domini ImpactInternational EquityFundSM InvestorShares: CUSIP 257132704 | DOMIX Institutional Shares: CUSIP 257132811 | DOMOX Class YShares: CUSIP 257132787 | DOMYX Class AShares: CUSIP 257132886 | DOMAX Domini ImpactBond FundSM InvestorShares: CUSIP 257132209 | DSBFX Institutional Shares: CUSIP 257132829 | DSBIX Class YShares: CUSIP 257132795 | DSBYX

(b)	Not applicable

Item 2.	Code of Ethics.

(a)	Not applicable to a semi-annual report.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Carole M. Laible, the registrant’s President and Principal Executive Officer, and the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on her evaluation, Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant

Item 13.	Exhibits.

(a)(1) Not applicable to a semi-annual report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INVESTMENT TRUST

By:	/s/ Carole M. Laible
Carole M. Laible
President

Date: April 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date: April 8, 2024

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date: April 8, 2024